UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck Vectors ETF Trust
666 Third Avenue
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Canada: 8.6%
543,829	Africa Oil Corp (SEK) * #	$908,764
361,238	First Quantum Minerals Ltd.	1,910,293
720,568	IAMGOLD Corp. (USD) *	1,592,455
429,435	Semafo, Inc. *	1,537,194
		5,948,706
Egypt: 15.8%
1,450,672	Commercial International Bank Egypt SAE (GDR) # Reg S	5,150,679
1,231,576	Egyptian Financial Group-Hermes Holding SAE * #	1,403,562
1,522,700	Global Telecom Holding SAE (GDR) * Reg S	2,474,387
2,695,517	Talaat Moustafa Group	1,930,584
		10,959,212
France: 2.4%
109,564	Bourbon SA †	1,640,578
Kenya: 3.9%
16,127,900	Safaricom Ltd. #	2,685,898
Morocco: 10.2%
61,965	Attijariwafa Bank	2,175,740
76,040	Banque Centrale Populaire	1,733,117
48,568	Banque Marocaine du Commerce Exterieur	1,041,409
168,518	Maroc Telecom #	2,103,337
		7,053,603
Netherlands: 1.5%
157,568	Steinhoff International Holdings NV #	1,036,363
Nigeria: 18.4%
58,567,177	First Bank Nigeria Holdings Plc	926,975
48,020,253	Guaranty Trust Bank Plc #	3,451,244
478,524	Nestle Nigeria Plc #	1,680,946
6,209,862	Nigerian Breweries Plc #	3,329,291
55,642,448	United Bank for Africa Plc #	876,144
46,616,465	Zenith Bank Ltd. #	2,514,197
		12,778,797
Singapore: 2.7%
6,167,700	Golden Agri-Resources Ltd. #	1,878,116
South Africa: 21.7%
86,258	African Bank Investments Ltd. * # §	0
21,572	Al Noor Hospitals Group Plc (GBP) #	277,200
4,427	Anglo American Platinum Ltd. * #	108,673
18,867	AngloGold Ashanti Ltd. (ADR) *	258,289
23,124	Aspen Pharmacare Holdings Ltd. #	502,609
19,568	AVI Ltd.	115,588
19,360	Barclays Africa Group Ltd. #	196,306
9,715	Barloworld Ltd. #	49,714
17,474	Bidvest Group Ltd. #	442,647
3,961	Capitec Bank Holdings Ltd. #	153,934
11,945	Clicks Group Ltd.	78,924
20,221	Coronation Fund Managers Ltd. #	100,719
30,033	Discovery Ltd. #	247,830
9,712	Exxaro Resources Ltd. #	47,383
208,173	FirstRand Ltd. † #	682,392
60,801	Fortress Income Fund Ltd. #	148,169
10,758	Foschini Group Ltd. #	103,309
35,739	Gold Fields Ltd. (ADR)	140,812
39,854	Impala Platinum Holdings Ltd. * #	127,006
9,117	Imperial Holdings Ltd. #	93,240
12,892	Investec Ltd. #	96,234
37,894	Investec PCL (GBP) #	278,173
9,396	Liberty Holdings Ltd. #	92,376
56,119	Life Healthcare Group Holdings Ltd. #	135,966
5,114	Massmart Holdings Ltd. #	43,991
75,212	MMI Holdings Ltd. #	126,984
7,262	Mondi Ltd. #	140,273
14,484	Mr Price Group Ltd. #	174,536
101,415	MTN Group Ltd. #	929,673
26,048	Nampak Ltd. #	37,641
27,500	Naspers Ltd. #	3,848,024
10,233	Nedbank Group Ltd. #	134,790
61,539	Netcare Ltd. #	150,944
12,898	Pick n Pay Stores Ltd. #	61,523
9,780	Pioneer Foods Ltd. #	92,464
9,388	PSG Group Ltd. #	127,834
50,894	Rand Merchant Investment Holdings Ltd #	143,764
28,498	Remgro Ltd. #	484,269
43,322	RMB Holdings Ltd. † #	180,070
106,684	Sanlam Ltd. #	496,138
15,843	Sappi Ltd. * #	70,353
33,462	Sasol Ltd. (ADR)	988,467
27,392	Shoprite Holdings Ltd. #	322,745
11,772	Sibanye Gold Ltd. (ADR)	178,581
10,511	Spar Group Ltd.	142,214
77,378	Standard Bank Group Ltd. #	694,998
18,427	Telkom SA SOC Ltd. #	72,026
10,281	Tiger Brands Ltd. #	226,998
19,011	Truworths International Ltd. † #	126,763
22,300	Vodacom Group Ltd. #	243,143
59,685	Woolworths Holdings Ltd. #	363,412
		15,080,111
United Kingdom: 12.2%
1,189,538	African Minerals Ltd. * # §	0
77,308	Anglo American Plc † #	609,965
2,308,192	Cenatamin Plc #	2,928,162
274,359	Old Mutual Plc #	758,369
19,031	Randgold Resources Ltd. (ADR) †	1,728,205
875,667	Tullow Oil Plc * #	2,464,647
		8,489,348
United States: 2.0%
134,101	Kosmos Energy Ltd. *	780,468
7,002	Royal Caribbean Cruises Ltd.	575,214
		1,355,682
Total Common Stocks (Cost: $77,142,061)		68,906,414
REAL ESTATE INVESTMENT TRUSTS: 1.1%
South Africa: 1.1%
157,896	Growthpoint Properties Ltd. #	263,727
14,062	Hyprop Investments Ltd. #	112,158
290,778	Redefine Properties Ltd. #	236,049
19,531	Resilient REIT Ltd. #	179,914
Total Real Estate Investment Trusts (Cost: $858,370)		791,848
MONEY MARKET FUND: 2.3% (Cost: $1,586,792)
1,586,792	Dreyfus Government Cash Management Fund	1,586,792
Total Investments Before Collateral for Securities Loaned: 102.8% (Cost: $79,587,223)		71,285,054

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9%
Repurchase Agreements: 3.9%
$706,519	Repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. , 0.31%, due 4/1/16, proceeds $706,525; (collateralized by various U.S. government and agency obligations, 0.00% to 1.50%, due 9/22/16 to 3/31/23, valued at $720,649 including accrued interest)	706,519
1,000,000	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,000,010; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/31/16 with HSBC Securities USA, Inc., 0.29%, due 4/1/16, proceeds $1,000,008; (collateralized by various U.S. government and agency obligations, 1.38% to 6.50%, due 7/1/18 to 3/1/46, valued at $1,020,002 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,706,519)		2,706,519
Total Investments: 106.7% (Cost: $82,293,742)		73,991,573
Liabilities in excess of other assets: (6.7)%		(4,638,599)
NET ASSETS: 100.0%		$69,352,974

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,575,591.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $47,748,768 which represents 68.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $ which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	8.9%	$6,320,861
Consumer Staples	11.2	7,972,800
Energy	9.6	6,830,307
Financials	38.1	27,138,848
Health Care	1.5	1,066,719
Industrials	0.7	492,361
Materials	15.9	11,367,902
Telecommunication Services	11.9	8,508,464
Money Market Fund	2.2	1,586,792
	100.0%	$71,285,054

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$5,039,942	$908,764	$—	$5,948,706
Egypt	4,404,971	6,554,241	—	10,959,212
France	1,640,578	—	—	1,640,578
Kenya	—	2,685,898	—	2,685,898
Morocco	4,950,266	2,103,337	—	7,053,603
Netherlands	—	1,036,363	—	1,036,363
Nigeria	926,975	11,851,822	—	12,778,797
Singapore	—	1,878,116	—	1,878,116
South Africa	1,902,875	13,177,236	0	15,080,111
United Kingdom	1,728,205	6,761,143	0	8,489,348
United States	1,355,682	—	—	1,355,682
Real Estate Investment Trusts
South Africa	—	791,848	—	791,848
Money Market Fund	1,586,792	—	—	1,586,792
Repurchase Agreements	—	2,706,519	—	2,706,519
Total	$23,536,286	$50,455,287	$0	$73,991,573

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $7,929,974 and transfers from Level 2 to Level 1 were $6,624,594. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

	Common Stocks
	South Africa	United Kingdom
Balance as of December 31, 2015	$213	1420
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(213)	(1420)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2016	$0	0

See Notes to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 84.7%
Automobiles & Components: 3.0%
188,800	Mahle-Metal Leve SA Industria e Comercio	$1,237,086
240,450	Tupy SA	1,103,396
		2,340,482
Capital Goods: 1.2%
269,800	Iochpe Maxion SA	949,194
Commercial & Professional Services: 3.6%
54,157	Atento SA (USD) *	443,546
289,000	Valid Solucoes SA	2,414,462
		2,858,008
Consumer Durables & Apparel: 15.0%
95,700	Arezzo Industria e Comercio SA	621,472
941,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,729,584
514,900	Even Construtora e Incorporadora SA	595,715
392,827	EZ Tec Empreendimentos e Participacoes SA	1,763,305
1,186,600	Gafisa SA *	887,727
457,150	Grendene SA	2,174,089
936,650	MRV Engenharia e Participacoes SA	3,084,265
		11,856,157
Consumer Services: 2.7%
204,200	CVC Brasil Operadora e Agencia de Viagens SA	950,679
219,450	GAEC Educacao SA	607,269
184,250	Ser Educacional SA Reg S 144A	541,120
		2,099,068
Energy: 6.4%
652,283	Cosan Ltd. (Class A) (USD)	3,209,232
97,300	Modec Inc. #	1,425,701
391,050	QGEP Participacoes SA	445,901
		5,080,834
Financials: 0.5%
179,290	GP Investments Ltd. (BDR) *	361,507
Food, Beverage & Tobacco: 5.2%
944,950	Marfrig Alimentos SA *	1,705,596
541,100	Minerva SA *	1,683,954
164,900	SLC Agricola SA	724,603
		4,114,153
Health Care Equipment & Services: 11.5%
275,900	Fleury SA	1,653,566
1,120,400	Odontoprev SA	3,552,226
928,300	Qualicorp SA	3,839,033
		9,044,825
Insurance: 1.1%
258,800	FPC Par Corretora de Seguros SA	878,105
Materials: 4.6%
1,474,850	Duratex SA	3,105,034
141,500	Magnesita Refratarios SA *	547,402
		3,652,436
Media: 3.3%
247,750	Smiles SA	2,618,992
Real Estate: 4.9%
247,400	Aliansce Shopping Centers SA	881,397
482,700	BR Properties SA	1,181,361
259,800	Iguatemi Empresa de Shopping Centers SA	1,784,673
		3,847,431
Retailing: 6.5%
555,200	B2W Cia Global Do Varejo *	2,208,046
345,400	Cia Hering SA	1,413,050
949,600	Via Varejo SA	1,471,020
		5,092,116
Software & Services: 1.8%
103,850	Linx SA	1,384,609
Telecommunication Services: 1.5%
207,141	NII Holdings Inc. (USD) *	1,145,490
Transportation: 6.5%
986,401	EcoRodovias Infraestrutura e Logistica SA	1,645,991
49,872	Gol Linhas Aereas Inteligentes SA (ADR)	375,536
217,300	Julio Simoes Logistica SA	535,446
177,085	Prumo Logistica SA *	262,009
791,868	Rumo Logistica Operadora Multimodal SA *	735,566
431,150	Santos Brasil Participacoes SA	1,572,004
		5,126,552
Utilities: 5.4%
500,550	Alupar Investimento SA	2,067,267
223,000	Cia de Saneamento de Minas Gerais SA	1,159,762
380,100	Light SA	1,048,654
		4,275,683
Total Common Stocks (Cost: $84,770,679)		66,725,642
PREFERRED STOCKS: 12.4%
Banks: 1.1%
254,445	Banco ABC Brasil SA	870,405
Capital Goods: 1.7%
2,042,450	Marcopolo SA	1,357,600
Consumer Durables & Apparel: 2.1%
774,355	Alpargatas SA	1,669,031
Financials: 1.9%
648,650	Banco do Estado do Rio Grande do Sul SA	1,443,188
Materials: 4.3%
990,900	Bradespar SA	1,686,568
2,495,450	Metalurgica Gerdau SA	1,686,467
		3,373,035
Utilities: 1.3%
459,450	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA *	1,029,902
Total Preferred Stocks (Cost: $17,406,356)		9,743,161
REAL ESTATE INVESTMENT TRUST: 3.1% (Cost: $2,886,424)
Real Estate: 3.1%
84,854	FII BTG Pactual Corporate Office Fund	2,448,168
RIGHTS: 0.1% (Cost: $52,180)
Materials: 0.1%
51,884	Duratex SA Rights (BRL 3.6, expiring 4/11/16 ) *	109,232
MONEY MARKET FUND: 0.4% (Cost: $330,506)

330,506	Dreyfus Government Cash Management Fund	330,506
Total Investments: 100.7% (Cost: $105,446,145)		79,356,709
Liabilities in excess of other assets: (0.7)%		(521,776)
NET ASSETS: 100.0%		$78,834,933

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,425,701 which represents 1.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $541,120, or 0.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	32.4%	$25,675,846
Consumer Staples	5.2	4,114,153
Energy	6.4	5,080,834
Financials	12.4	9,848,804
Health Care	11.4	9,044,825
Industrials	13.0	10,291,354
Information Technology	1.7	1,384,609
Materials	9.0	7,134,703
Telecommunication Services	1.4	1,145,490
Utilities	6.7	5,305,585
Money Market Fund	0.4	330,506
	100.0%	$79,356,709

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$2,340,482	$—	$—	$2,340,482
Capital Goods	949,194	—	—	949,194
Commercial & Professional Services	2,858,008	—	—	2,858,008
Consumer Durables & Apparel	11,856,157	—	—	11,856,157
Consumer Services	2,099,068	—	—	2,099,068
Energy	3,655,133	1,425,701	—	5,080,834
Financials	361,507	—	—	361,507
Food, Beverage & Tobacco	4,114,153	—	—	4,114,153
Health Care Equipment & Services	9,044,825	—	—	9,044,825
Insurance	878,105	—	—	878,105
Materials	3,652,436	—	—	3,652,436
Media	2,618,992	—	—	2,618,992
Real Estate	3,847,431	—	—	3,847,431
Retailing	5,092,116	—	—	5,092,116
Software & Services	1,384,609	—	—	1,384,609
Telecommunication Services	1,145,490	—	—	1,145,490
Transportation	5,126,552	—	—	5,126,552
Utilities	4,275,683	—	—	4,275,683
Preferred Stocks*	9,743,161	—	—	9,743,161
Real Estate Investment Trust*	2,448,168	—	—	2,448,168
Rights*	109,232	—	—	109,232
Money Market Fund	330,506	—	—	330,506
Total	$77,931,008	$1,425,701	$—	$79,356,709

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.6%
Automobiles & Components: 2.8%
90,900	Beiqi Foton Motor Co. Ltd. #	$76,647
34,381	Byd Co. Ltd. * #	313,687
123,557	Chongqing Changan Automobile Co. Ltd. #	301,480
44,500	FAW Car Co. Ltd. #	97,219
76,400	Fuyao Glass Industry Group Co. Ltd. #	176,007
65,774	Great Wall Motor Co. Ltd. #	92,830
30,100	Guangzhou Automobile Group Co. Ltd. #	96,004
54,373	Huayu Automotive Systems Co. Ltd. #	128,040
180,839	SAIC Motor Corp. Ltd. #	560,739
62,660	Wanxiang Qianchao Co. Ltd. #	162,509
27,832	Weifu High-Technology Group Co. Ltd. #	82,779
		2,087,941
Banks: 18.5%
2,089,800	Agricultural Bank of China Ltd #	1,034,988
554,188	Bank of Beijing Co. Ltd. #	864,440
1,152,100	Bank of China Ltd. #	606,297
1,287,516	Bank of Communications Co. Ltd. #	1,109,878
110,354	Bank of Nanjing Co. Ltd. #	275,151
106,480	Bank of Ningbo Co. Ltd. #	222,206
175,900	China CITIC Bank Corp. Ltd. * #	165,337
367,300	China Construction Bank Corp. #	275,867
870,300	China Everbright Bank Co. Ltd. #	505,414
563,760	China Merchants Bank Co. Ltd. #	1,403,191
1,615,432	China Minsheng Banking Corp. Ltd. #	2,278,030
292,180	Huaxia Bank Co. Ltd. #	459,595
1,178,904	Industrial & Commercial Bank of China Ltd. #	782,859
728,991	Industrial Bank Co. Ltd. #	1,753,019
312,748	Ping An Bank Co. Ltd. #	515,246
507,731	Shanghai Pudong Development Bank Co. Ltd. #	1,411,069
		13,662,587
Capital Goods: 11.2%
24,900	AVIC Aero-Engine Controls Co. Ltd. #	112,694
60,900	AVIC Aircraft Co. Ltd. #	182,575
15,300	Avic Aviation Engine Corp. Plc #	93,596
13,100	AVIC Helicopter Co. Ltd. #	88,253
28,699	China Avionics Systems Co. Ltd. #	88,176
69,500	China Baoan Group Co. Ltd. #	147,941
83,124	China Communications Construction Co. Ltd. #	156,699
37,900	China CSSC Holdings Ltd. #	147,544
142,700	China First Heavy Industries #	137,088
151,000	China Gezhouba Group Co. Ltd. #	140,752
40,400	China International Marine Containers Group Co. Ltd. #	96,256
108,100	China National Chemical Engineering Co. Ltd. #	98,379
188,800	China Railway Construction Corp. Ltd. #	327,163
305,508	China Railway Group Ltd. #	380,187
501,700	China Shipbuilding Industry Co. Ltd. #	558,655
32,100	China Spacesat Co. Ltd. #	177,648
819,991	China State Construction Engineering Corp. Ltd. #	722,981
112,300	China XD Electric Co. Ltd. #	97,674
66,900	CITIC Heavy Industries Co. Ltd. #	56,642
500,945	CRRC Corp. Ltd. #	794,089
65,300	Dongfang Electric Corp. Ltd. #	113,615
46,000	Han's Laser Technology Co. Ltd. #	158,829
27,650	Luxshare Precision Industry Co. Ltd. #	125,440
266,500	Metallurgical Corp of China Ltd. #	173,160
79,305	NARI Technology Co. Ltd. #	176,850
225,700	Power Construction Corp. of China Ltd. #	225,555
208,300	Sany Heavy Industry Co. Ltd. #	183,790
97,671	Shanghai Construction Group Co. Ltd. #	81,351
161,400	Shanghai Electric Group Co. Ltd. #	235,958
86,200	Shanghai Tunnel Engineering Co. Ltd. #	110,078
20,000	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. #	60,118
25,976	Shenzhen Inovance Technology Co. Ltd. #	153,833
27,500	Siasun Robot & Automation Co. Ltd. #	241,067
48,200	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	127,363
141,962	TBEA Co. Ltd. #	200,317
132,300	Weichai Power Co. Ltd. #	165,659
232,400	XCMG Construction Machinery Co. Ltd. #	126,327
26,900	Xi' An Aero-Engine Plc #	164,405
124,651	Xiamen C & D, Inc. # §	171,880
85,700	Xinjiang Goldwind Science & Technology Co. Ltd. #	217,835
33,050	XJ Electric Co. Ltd. #	74,140
72,353	Zhengzhou Yutong Bus Co. Ltd. #	216,957
240,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	170,756
		8,280,275
Commercial & Professional Services: 0.7%
35,000	Beijing Originwater Technology Co. Ltd. #	211,211
87,628	BlueFocus Communication Group Co. Ltd. #	143,533
84,200	Jihua Group Corp. Ltd. #	122,330
		477,074
Consumer Durables & Apparel: 3.8%
305,728	Gree Electric Appliances, Inc. # §	959,956
27,800	Guangdong Alpha Animation and Culture Co. Ltd. #	174,705
73,691	Heilan Home Co. Ltd. #	131,424
42,540	Hisense Electric Co. Ltd. #	109,703
116,197	Midea Group Co. Ltd. #	555,420
174,100	Qingdao Haier Co. Ltd. #	228,409
201,600	Sichuan Changhong Electric Co. Ltd. * #	124,165
466,900	TCL Corp. #	277,031
85,253	Youngor Group Co. Ltd. #	199,806
		2,760,619
Consumer Services: 0.8%
21,200	China International Travel Service Corp. Ltd. #	150,076
205,320	Shenzhen Overseas Chinese Town Co. Ltd. #	222,852
31,500	Songcheng Performance Development Co. Ltd. #	143,050
36,501	Zhejiang Yasha Decoration Co. Ltd. #	76,497
		592,475
Diversified Financials: 8.6%
117,693	Avic Capital Co. Ltd. #	227,073
115,500	Bohai Leasing Co. Ltd. # §	135,116
158,800	China Merchants Securities Co. Ltd. #	439,997
430,200	CITIC Securities Co. Ltd. #	1,185,589
27,800	Dongxing Securities Co. Ltd. * #	116,250
64,371	Everbright Securities Co. Ltd. #	190,418
225,050	Founder Securities Co. Ltd. * #	276,140
83,000	Guotai Junan Securities Co. Ltd. * #	252,959
67,400	Guoyuan Securities Co. Ltd. #	171,330
442,335	Haitong Securities Co. Ltd. #	979,527
178,704	Huatai Securities Co. Ltd. #	473,893
299,318	Industrial Securities Co. Ltd. #	407,367
57,400	Orient Securities Co. Ltd. #	180,630
250,790	Pacific Securities Co. Ltd. #	268,246
243,739	Shenwan Hongyuan Group Co. Ltd. * #	335,957
99,100	Sinolink Securities Co. Ltd. #	221,501
118,700	SooChow Securities Co. Ltd. #	246,768
154,128	Southwest Securities Co. Ltd. #	203,160
		6,311,921
Energy: 2.7%
100,200	China Coal Energy Co. Ltd. #	79,344
116,076	China Merchants Energy Shipping Co. Ltd. * #	92,253
32,200	China Oilfield Services Ltd. #	64,782
574,700	China Petroleum & Chemical Corp. #	423,632
108,435	China Shenhua Energy Co. Ltd. #	235,952
171,400	Guanghui Energy Co. Ltd. #	119,251
57,640	Jizhong Energy Resources Co. Ltd. #	46,983
120,680	Offshore Oil Engineering Co. Ltd. #	134,027
265,500	PetroChina Co. Ltd. #	312,870
109,007	Shaanxi Coal Industry Co. Ltd. #	73,851
75,971	Shanxi Lu'an Environmental Energy Development Co. Ltd. # §	85,918
86,400	Shanxi Xishan Coal & Electricity Power Co. Ltd. #	100,676
183,410	Wintime Energy Co. Ltd. #	111,094
28,350	Yantai Jereh Oilfield Services Group Co. Ltd. # §	77,626
20,800	Yanzhou Coal Mining Co. Ltd. #	34,180
		1,992,439
Financials: 2.1%
181,700	Changjiang Securities Co. Ltd. #	289,522
161,656	GF Securities Co. Ltd. #	418,855
64,600	Guoyuan Securities Co. Ltd. #	185,179
64,540	Northeast Securities Co. Ltd. #	141,549
76,615	Sealand Securities Co. Ltd. #	138,601
69,700	Shanxi Securities Co. Ltd. #	128,020
60,708	Western Securities Co. Ltd. #	253,779
		1,555,505
Food & Staples Retailing: 0.5%
17,912	Jointown Pharmaceutical Group Co. Ltd. * #	46,387
42,600	Shanghai Bailian Group Co. Ltd. #	93,534
46,000	Shenzhen Agricultural Products Co. Ltd. #	93,164
111,328	Yonghui Superstores Co. Ltd. #	154,390
		387,475
Food, Beverage & Tobacco: 4.9%
89,950	Beijing Dabeinong Technology Group Co. Ltd. #	164,383
76,900	Beijing Yanjing Brewery Co. Ltd. #	87,566
14,820	Foshan Haitian Flavouring and Food Co. Ltd. #	70,574
53,800	Henan Shuanghui Investment & Development Co. Ltd. #	175,817
331,400	Inner Mongolia Yili Industrial Group Co. Ltd. #	748,683
32,940	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	340,655
27,826	Kweichow Moutai Co. Ltd. #	1,067,448
38,693	Luzhou Laojiao Co. Ltd. #	147,727
130,800	MeiHua Holdings Group Co. Ltd. # §	158,604
59,500	New Hope Liuhe Co. Ltd. #	148,579
15,298	Tsingtao Brewery Co. Ltd. #	68,060
103,900	Wuliangye Yibin Co. Ltd. #	452,071
		3,630,167
Health Care Equipment & Services: 0.9%
21,341	Aier Eye Hospital Group Co. Ltd. #	98,666
11,478	Huadong Medicine Co. Ltd. #	124,319
27,400	Lepu Medical Technology Beijing Co. Ltd. #	157,826
38,965	Searainbow Holding Corp. * #	144,094
63,200	Shanghai Pharmaceuticals Holding Co. Ltd. #	167,759
		692,664
Household & Personal Products: 0.3%
16,200	By-health Co. Ltd. #	83,333
30,590	Shanghai Jahwa United Co. Ltd. #	145,428
		228,761
Insurance: 5.7%
90,811	China Life Insurance Co. Ltd. #	335,784
171,748	China Pacific Insurance Group Co. Ltd. #	697,155
34,422	New China Life Insurance Co. Ltd. #	216,104
592,400	Ping An Insurance Group Co. of China Ltd. #	2,917,206
		4,166,249
Materials: 5.8%
299,700	Aluminum Corporation of China Ltd. * #	203,655
101,100	Angang Steel Co. Ltd. #	63,564
109,000	Anhui Conch Cement Co. Ltd. #	285,166
270,300	Baoshan Iron & Steel Co. Ltd. #	219,628
68,000	BBMG Corp. #	94,851
70,370	Beijing Kangde Xin Composite Material Co. Ltd. #	359,475
64,700	China Hainan Rubber Industry Group Co. Ltd. #	59,902
37,700	China Minmetals Rare Earth Co. Ltd. * #	102,352
141,800	China Molybdenum Co. Ltd. #	78,604
119,470	China Northern Rare Earth Group High-Tech Co. Ltd. #	234,742
11,300	Hainan Mining Co. Ltd. #	21,380
232,100	Hebei Iron & Steel Co. Ltd. * #	109,697
60,608	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	72,540
534,100	Inner Mongolian Baotou Steel Union Co. Ltd. * #	244,773
45,600	Jiangxi Copper Co. Ltd. #	99,773
53,200	Jinduicheng Molybdenum Co. Ltd. #	64,755
37,100	Kingenta Ecological Engineering Group Co. Ltd. # §	90,453
16,600	Luxin Venture Capital Group Co. Ltd. #	63,340
234,500	Pangang Group Vanadium Titanium & Resources Co. Ltd. * #	114,760
40,502	Qinghai Salt Lake Industry Co. Ltd. #	120,579
38,500	Shandong Gold Mining Co. Ltd. #	155,219
124,312	Shanxi Taigang Stainless Steel Co. Ltd. * #	65,434
72,300	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	124,766
119,905	Sinopec Shanghai Petrochemical Co. Ltd. * #	126,598
208,800	Tongling Nonferrous Metals Group Co. Ltd. #	90,756
59,075	Wanhua Chemical Group Co. Ltd. #	135,057
220,600	Wuhan Iron & Steel Co. Ltd. #	99,380
24,060	Xiamen Tungsten Co. Ltd. #	71,187
119,660	Xinxing Ductile Iron Pipes Co. Ltd. #	99,893
124,300	Zhejiang Longsheng Group Co. Ltd. #	204,356
80,300	Zhongjin Gold Corp. Ltd. #	132,460
518,500	Zijin Mining Group Co. Ltd. #	261,698
		4,270,793
Media: 2.3%
23,610	Beijing Enlight Media Co. Ltd. #	84,448
39,000	China South Publishing & Media Group Co. Ltd. #	114,606
30,300	Chinese Universe Publishing and Media Co. Ltd. #	90,723
90,000	Huawen Media Investment Group Corp. #	127,358
53,500	Huayi Brothers Media Corp. #	231,821
61,800	Hunan TV & Broadcast Intermediary Co. Ltd. #	156,280
32,500	Jiangsu Broadcasting Cable Information Network Corp. Ltd. * #	74,427
42,000	Jiangsu Phoenix Publishing and Media Corp. Ltd. #	75,528
100,713	Shanghai Oriental Pearl Media Co. Ltd. #	447,310
7,800	Wanda Cinema Line Co. Ltd. # §	99,124
7,000	Wasu Media Holding Co. Ltd. * #	23,592
32,300	Zhejiang Daily Media Group Co. Ltd. #	85,553
24,300	Zhejiang Huace Film & TV Co. Ltd. #	100,240
		1,711,010
Pharmaceuticals, Biotechnology: 4.3%
22,500	Beijing SL Pharmaceutical Co. Ltd. #	82,767
37,600	Beijing Tongrentang Co. Ltd. #	175,809
21,276	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	76,435
152,200	Guangxi Wuzhou Zhongheng Group Co. Ltd. #	116,206
29,261	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	103,601
16,200	Hualan Biological Engineering, Inc. #	111,320
64,538	Jiangsu Hengrui Medicine Co. Ltd. #	472,032
38,800	Jilin Aodong Medicine Industry Groups Co. Ltd. #	158,394
167,958	Kangmei Pharmaceutical Co. Ltd. #	405,703
28,400	Shandong Dong-E E-Jiao Co. Ltd. #	213,382
62,700	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	193,705
30,300	Shanghai RAAS Blood Products Co. Ltd. #	179,073
12,700	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	60,026
16,839	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	73,820
47,052	Sichuan Kelun Pharmaceutical Co. Ltd. #	106,541
35,036	Tasly Pharmaceutical Group Co. Ltd. #	210,896
43,226	Tonghua Dongbao Pharmaceutical Co. Ltd. #	161,800
28,160	Yunnan Baiyao Group Co. Ltd. #	267,412
		3,168,922
Real Estate: 5.9%
59,400	China Fortune Land Development Co. Ltd. #	223,456
119,859	China Merchants Shekou Industrial Zone Co. Ltd. *	279,329
544,400	China Vanke Co. Ltd. # §	1,890,609
81,800	Financial Street Holdings Co. Ltd. #	118,016
123,301	Gemdale Corp. #	222,248
73,200	Oceanwide Real Estate Group Co. Ltd. #	122,761
352,704	Poly Real Estate Group Co. Ltd. #	508,069
71,500	RiseSun Real Estate Development Co. Ltd. #	80,469
25,900	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. # §	160,794
81,790	Shanghai SMI Holding Co. Ltd. #	194,870
42,601	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. #	144,534
149,300	Xinhu Zhongbao Co. Ltd. #	93,332
149,100	Zhejiang China Commodities City Group Co. Ltd. #	176,902
92,500	Zhongtian Urban Development Group Co. Ltd. #	103,385
		4,318,774
Retailing: 1.0%
67,000	Liaoning Cheng Da Co. Ltd. #	182,877
191,500	Pang Da Automobile Trade Co. Ltd. * # §	93,059
241,800	Suning Commerce Group Co. Ltd. #	428,895
		704,831
Semiconductor: 0.4%
69,552	Sanan Optoelectronics Co. Ltd. #	211,756
71,880	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	97,515
		309,271
Software & Services: 3.9%
32,500	Aisino Co. Ltd. # §	265,772
57,320	Anhui USTC iFlytek Co. Ltd. # §	272,476
5,500	Beijing Shiji Information Technology Co. Ltd. #	77,132
64,900	Beijing Ultrapower Software Co. Ltd. #	88,573
53,200	DHC Software Co. Ltd. # §	149,746
60,800	East Money Information Co. Ltd. #	415,966
37,050	Glodon Software Co. Ltd. #	77,657
13,700	Hundsun Technologies, Inc. #	123,786
13,600	Hundsun Technologies, Inc. #	122,882
66,100	Leshi Internet Information and Technology Corp. # §	486,447
47,442	Neusoft Corp. #	137,557
86,300	Ourpalm Co. Ltd. #	161,495
30,400	People.cn Co. Ltd. #	83,977
14,200	Shanghai 2345 Network Holding Group Co. Ltd. #	59,187
26,969	Wangsu Science & Technology Co. Ltd. #	244,090
31,564	Yonyou Network Technology Co. Ltd. #	102,115
		2,868,858
Technology Hardware & Equipment: 3.4%
74,400	Beijing Xinwei Telecom Technology Group Co. Ltd. # §	229,392
1,298,900	BOE Technology Group Co. Ltd. #	512,881
97,600	Dongxu Optoelectronic Technology Co. Ltd. #	116,975
49,700	GoerTek, Inc. #	197,434
94,000	Guangzhou Haige Communications Group, Inc. Co. #	188,311
66,784	Hangzhou Hikvision Digital Technology Co. Ltd. #	318,233
39,160	Shenzhen O-film Tech Co. Ltd. #	160,982
97,500	Tsinghua Tongfang Co. Ltd. #	193,616
17,700	Universal Scientific Industrial Shanghai Co. Ltd. #	27,273
38,358	Zhejiang Dahua Technology Co. Ltd. #	213,920
149,920	ZTE Corp. # §	348,601
		2,507,618
Telecommunication Services: 0.7%
463,478	China United Network Communications Ltd. #	315,242
60,928	Dr Peng Telecom & Media Group Co. Ltd. #	200,499
		515,741
Transportation: 3.2%
139,700	Air China Ltd. #	148,644
173,800	China COSCO Holdings Co. Ltd. * #	163,778
185,700	China Eastern Airlines Corp. Ltd. * #	174,681
180,300	China Shipping Container Lines Co. Ltd. * #	129,260
192,000	China Southern Airlines Co. Ltd. #	187,611
325,191	Daqin Railway Co. Ltd. #	345,904
185,600	Guangshen Railway Co. Ltd. #	115,114
323,000	Hainan Airlines Co. Ltd. #	158,684
7,400	Juneyao Airlines Co. Ltd. #	29,114
218,100	Ningbo Port Co. Ltd. #	233,538
36,800	Shandong Hi-speed Co. Ltd. #	32,074
52,900	Shanghai International Airport Co. Ltd. #	246,653
177,400	Shanghai International Port Group Co. Ltd. #	152,436
12,700	Spring Airlines Co. Ltd. #	91,350
46,100	Tianjin Port Co. Ltd. #	71,587
106,000	Yingkou Port Liability Co. Ltd. #	68,782
		2,349,210
Utilities: 4.2%
53,000	Beijing Capital Co. Ltd. #	69,491
78,600	Beijing Jingneng Power Co. Ltd. #	59,688
10,560	CECEP Wind-Power Corp. #	18,619
97,500	Chengdu Xingrong Investment Co. Ltd. #	89,866
255,399	China National Nuclear Power Co. Ltd. * #	305,756
270,700	China Yangtze Power Co. Ltd. #	515,251
31,100	Chongqing Water Group Co. Ltd. #	37,386
164,100	Datang International Power Generation Co. Ltd. #	108,345
537,000	GD Power Development Co. Ltd. #	256,342
48,800	Guangdong Electric Power Development Co. Ltd. #	44,532
24,200	Guangdong Golden Dragon Development, Inc. #	82,301
133,800	Huadian Power International Corp. Ltd. #	117,145
229,775	Huaneng Power International, Inc. #	283,677
119,400	Hubei Energy Group Co. Ltd. #	87,066
158,800	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd. #	85,181
185,700	SDIC Power Holdings Co. Ltd. #	198,209
46,506	Shanghai Electric Power Co. Ltd. #	84,015
124,200	Shenergy Co. Ltd. #	116,846
64,700	Shenzhen Energy Group Co. Ltd. #	73,116
120,000	Sichuan Chuantou Energy Co. Ltd. #	158,810
27,380	Sound Environmental Co. Ltd. #	137,981
158,110	Zhejiang Zheneng Electric Power Co. Ltd. #	136,835
		3,066,458
Total Common Stocks (Cost: $69,711,168)		72,617,638

Principal
Amount
FOREIGN DEBT OBLIGATIONS: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp. 0.20%, 06/12/21 # §	20,100
Total Investments: 98.6% (Cost: $69,728,399)		72,637,738
Other assets less liabilities: 1.4%		1,030,530
NET ASSETS: 100.0%		$73,668,268

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $72,358,409 which represents 98.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,695,673 which represents 7.7% of net assets.

As of March 31, 2016, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Appreciation
Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index (a)	$2,095,969	0.62%	4/20/16	0.1%	$101,832

(a)	Segregated cash collateral for swap contracts is $1,031,000.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	10.8%	$7,856,876
Consumer Staples	5.9	4,246,403
Energy	2.7	1,992,439
Financials	41.3	30,015,036
Health Care	5.3	3,861,586
Industrials	15.3	11,106,559
Information Technology	7.9	5,705,847
Materials	5.9	4,270,793
Telecommunication Services	0.7	515,741
Utilities	4.2	3,066,458
	100.0%	$72,637,738

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$2,087,941	$—	$2,087,941
Banks	—	13,662,587	—	13,662,587
Capital Goods	—	8,280,275	—	8,280,275
Commercial & Professional Services	—	477,074	—	477,074
Consumer Durables & Apparel	—	2,760,619	—	2,760,619
Consumer Services	—	592,475	—	592,475
Diversified Financials	—	6,311,921	—	6,311,921
Energy	—	1,992,439	—	1,992,439
Financials	—	1,555,505	—	1,555,505
Food & Staples Retailing	—	387,475	—	387,475
Food, Beverage & Tobacco	—	3,630,167	—	3,630,167
Health Care Equipment & Services	—	692,664	—	692,664
Household & Personal Products	—	228,761	—	228,761
Insurance	—	4,166,249	—	4,166,249
Materials	—	4,270,793	—	4,270,793
Media	—	1,711,010	—	1,711,010
Pharmaceuticals, Biotechnology	—	3,168,922	—	3,168,922
Real Estate	279,329	4,039,445	—	4,318,774
Retailing	—	704,831	—	704,831
Semiconductor	—	309,271	—	309,271
Software & Services	—	2,868,858	—	2,868,858
Technology Hardware & Equipment	—	2,507,618	—	2,507,618
Telecommunication Services	—	515,741	—	515,741
Transportation	—	2,349,210	—	2,349,210
Utilities	—	3,066,458	—	3,066,458
Foreign Debt Obligations
Software & Services	—	21,100	—	21,100
Total	$279,329	$72,358,409	$—	$72,637,738
Other Financial Instruments:
Swap Contracts	—	$101,832	—	$101,832

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $3,019,640. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.7%
Automobiles & Components: 3.0%
89,822	Byd Co. Ltd. * #	$819,523
86,000	Ningbo Huaxiang Electronic Co. Ltd. # §	186,260
29,900	Sichuan Chengfei Integration Technology Corp. #	169,003
		1,174,786
Banks: 1.6%
292,740	Bank of Ningbo Co. Ltd. #	610,899
Capital Goods: 11.5%
126,700	Beijing SPC Environmental Protection Tech Co. Ltd. # §	381,849
55,410	China CAMC Engineering Co. Ltd. #	196,164
139,700	Han's Laser Technology Co. Ltd. #	482,357
95,604	Luxshare Precision Industry Co. Ltd. #	433,727
106,700	Mesnac Co. Ltd. #	211,818
81,700	Shenzhen Inovance Technology Co. Ltd. #	483,838
82,601	Siasun Robot & Automation Co. Ltd. #	724,086
149,033	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	393,801
269,746	Xinjiang Goldwind Science & Technology Co. Ltd. #	685,648
249,640	Zhefu Holding Group Co. Ltd. #	241,475
87,200	Zhejiang Wanma Co. Ltd. #	281,713
		4,516,476
Commercial & Professional Services: 4.4%
75,900	Beijing Orient Landscape Co. Ltd. #	249,363
100,625	Beijing Originwater Technology Co. Ltd. #	607,233
225,497	BlueFocus Communication Group Co. Ltd. #	369,360
112,500	Eternal Asia Supply Chain Management Ltd. * #	512,917
40	Guangdong Guangzhou Daily Media Co. Ltd. #	59
		1,738,932
Consumer Durables & Apparel: 2.6%
166,400	Elec-Tech International Co. Ltd. #	156,399
73,100	Guangdong Alpha Animation and Culture Co. Ltd. #	459,385
82,101	NavInfo Co. Ltd. # §	381,261
		997,045
Consumer Services: 1.6%
84,321	Songcheng Performance Development Co. Ltd. #	382,925
113,000	Zhejiang Yasha Decoration Co. Ltd. #	236,819
		619,744
Diversified Financials: 4.7%
299,381	Guoyuan Securities Co. Ltd. #	761,022
195,700	Shanxi Securities Co. Ltd. #	359,447
171,600	Western Securities Co. Ltd. #	717,344
		1,837,813
Energy: 0.5%
76,618	Yantai Jereh Oilfield Services Group Co. Ltd. # §	209,789
Food, Beverage & Tobacco: 4.8%
226,050	Beijing Dabeinong Technology Group Co. Ltd. #	413,106
88,700	Beingmate Baby & Child Food Co. Ltd. * #	163,652
46,400	Guangdong Wens Foodstuffs Group Co. Ltd. * #	369,918
90,838	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	939,417
		1,886,093
Health Care Equipment & Services: 3.7%
45,280	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. * #	218,244
84,698	Lepu Medical Technology Beijing Co. Ltd. #	487,865
62,150	Shanghai Kingstar Winning Software Co. Ltd. #	314,961
27,900	Zhejiang Dian Diagnostics Co. Ltd. #	243,158
80,250	Zhuhai Hokai Medical Instruments Co. Ltd. #	195,317
		1,459,545
Household & Personal Products: 0.6%
48,200	By-health Co. Ltd. #	247,941
Materials: 8.1%
211,147	Beijing Kangde Xin Composite Material Co. Ltd. #	1,078,613
63,110	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	318,880
121,700	Jilin Liyuan Precision Manufacturing Co. Ltd. #	194,852
97,000	Kingenta Ecological Engineering Group Co. Ltd. # §	236,494
95,071	Lianhe Chemical Technology Co. Ltd. #	214,446
91,560	Org Packaging Co. Ltd. #	346,339
182,410	Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd. #	298,993
147,100	Shenzhen Jinjia Color Printing Group Co. Ltd. #	264,924
177,000	Xinjiang Zhongtai Chemical Co. Ltd. #	214,044
		3,167,585
Media: 4.4%
78,205	Beijing Enlight Media Co. Ltd. #	279,723
117,950	Guangdong Advertising Co. Ltd. #	334,015
130,700	Huayi Brothers Media Corp. #	566,337
19,900	Wanda Cinema Line Co. Ltd. # §	252,894
70,779	Zhejiang Huace Film & TV Co. Ltd. #	291,971
		1,724,940
Pharmaceuticals, Biotechnology: 8.9%
69,898	Beijing SL Pharmaceutical Co. Ltd. #	257,121
77,800	Da An Gene Co. Ltd. Sun Yat-Sen University #	356,267
72,900	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	216,160
129,750	Hengkang Medical Group Co. Ltd. * # §	201,171
56,600	Hualan Biological Engineering, Inc. #	388,934
187,800	Huapont-Nutrichem Co. Ltd. #	296,195
69,000	Shanghai Kehua Bio-Engineering Co. Ltd. #	212,385
94,313	Shanghai RAAS Blood Products Co. Ltd. #	557,389
35,300	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	166,843
55,340	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	242,603
111,698	Sichuan Kelun Pharmaceutical Co. Ltd. #	252,920
30,200	Xizang Haisco Pharmaceutical Group Co. Ltd. #	78,895
83,400	Zhejiang NHU Co. Ltd. #	274,035
		3,500,918
Real Estate: 0.6%
207,800	RiseSun Real Estate Development Co. Ltd. #	233,868
Retailing: 3.6%
80,400	Haining China Leather Market Co. Ltd. #	130,027
715,837	Suning Commerce Group Co. Ltd. #	1,269,723
		1,399,750
Semiconductor: 1.6%
48,328	Nationz Technologies, Inc. #	303,154
235,220	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	319,106
		622,260
Software & Services: 20.7%
131,800	Anhui USTC iFlytek Co. Ltd. # §	626,525
18,430	Beijing Shiji Information Technology Co. Ltd. #	258,464
171,481	Beijing Ultrapower Software Co. Ltd. #	234,030
182,379	DHC Software Co. Ltd. # §	513,355
192,140	East Money Information Co. Ltd. #	1,314,534
104,679	Glodon Software Co. Ltd. #	219,408
103,200	Hand Enterprise Solutions Co. Ltd. * #	225,455
32,400	Hithink RoyalFlush Information Network Co. Ltd. #	385,535
217,148	Leshi Internet Information and Technology Corp. # §	1,598,049
235,940	Ourpalm Co. Ltd. #	441,519
36,700	Shanghai Network Holding Group Co. Ltd. #	152,969
31,900	Shenzhen Infogem Technologies Co. Ltd. #	232,122
26,000	Sinodata Co. Ltd. #	255,207
79,400	Venustech Group, Inc. # §	296,216
78,689	Wangsu Science & Technology Co. Ltd. #	712,195
114,200	Wonders Information Co. Ltd. #	482,945
75,679	YGSOFT, Inc. #	170,531
		8,119,059
Technology Hardware & Equipment: 13.2%
84,800	Chengdu Santai Holding Group Co. Ltd. # §	262,992
48,500	China Aviation Optical-Electrical Technology Co. Ltd. #	268,225
143,808	GoerTek, Inc. #	571,280
78,062	GRG Banking Equipment Co. Ltd. #	288,962
260,500	Guangzhou Haige Communications Group, Inc. Co. #	521,863
215,800	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,028,310
90,000	Hengbao Co. Ltd. #	248,744
11,100	Lens Technology Co. Ltd. * # §	124,956
126,325	Shenzhen O-film Tech Co. Ltd. #	519,306
40,630	Shenzhen Tat Fook Technology Co. Ltd. #	116,716
209,598	Sumavision Technologies Co. Ltd. #	333,219
54,900	Tongfang Guoxin Electronics Co. Ltd.	370,993
95,322	Zhejiang Dahua Technology Co. Ltd. #	531,604
		5,187,170
Utilities: 0.6%
85,100	Beijing Water Business Doctor Co. Ltd. #	241,667
Total Common Stocks (Cost: $33,807,052)		39,496,280
Liabilities in excess of other assets: (0.7)%		(280,501)
NET ASSETS: 100.0%		$39,215,779

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,125,287 which represents 99.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,271,811 which represents 13.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	15.0%	$5,916,265
Consumer Staples	5.4	2,134,034
Energy	0.5	209,789
Financials	6.8	2,682,580
Health Care	12.6	4,960,463
Industrials	15.8	6,255,408
Information Technology	35.3	13,928,489
Materials	8.0	3,167,585
Utilities	0.6	241,667
	100.0%	$39,496,280

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$1,174,786	$—	$1,174,786
Banks	—	610,899	—	610,899
Capital Goods	—	4,516,476	—	4,516,476
Commercial & Professional Services	—	1,738,932	—	1,738,932
Consumer Durables & Apparel	—	997,045	—	997,045
Consumer Services	—	619,744	—	619,744
Diversified Financials	—	1,837,813	—	1,837,813
Energy	—	209,789	—	209,789
Food, Beverage & Tobacco	—	1,886,093	—	1,886,093
Health Care Equipment & Services	—	1,459,545	—	1,459,545
Household & Personal Products	—	247,941	—	247,941
Materials	—	3,167,585	—	3,167,585
Media	—	1,724,940	—	1,724,940
Pharmaceuticals, Biotechnology	—	3,500,918	—	3,500,918
Real Estate	—	233,868	—	233,868
Retailing	—	1,399,750	—	1,399,750
Semiconductor	—	622,260	—	622,260
Software & Services	—	8,119,059	—	8,119,059
Technology Hardware & Equipment	370,993	4,816,177	—	5,187,170
Utilities	—	241,667	—	241,667
Total	$370,993	$39,125,287	$—	$39,496,280

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $2,853,585, transfers from Level 2 to Level 1 were $551,551 and transfers from Level 2 to Level 3 were $192,085. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Banks: 7.0%
513,107	Commercial International Bank Egypt SAE (GDR) # Reg S	$1,821,811
Capital Goods: 5.5%
286,926	El Sewedy Electric Co. #	1,439,383
Consumer Durables & Apparel: 1.1%
821,888	Arab Cotton Ginning Co. * #	296,514
Consumer Services: 1.6%
1,685,587	Egyptian for Tourism Resorts Co. * #	185,625
5,414,748	Porto Holding SAE *	219,518
		405,143
Diversified Financials: 17.3%
3,529,567	Citadel Capital Corp. * #	639,959
1,438,003	Egyptian Financial Group-Hermes Holding SAE * #	1,638,817
2,351,904	Egyptian Kuwaiti Holding Co. (USD) #	1,101,599
970,427	Pioneers Holding * #	1,117,880
		4,498,255
Energy: 1.4%
211,308	Transglobe Energy Corp. (CAD) †	354,508
Food, Beverage & Tobacco: 9.3%
76,961	Edita Food Industries SAE (GDR) * # Reg S	1,200,009
1,457,025	Juhayna Food Industries	1,212,554
		2,412,563
Health Care Equipment & Services: 3.8%
203,427	Integrated Diagnostics Holdings Plc (USD) * Reg S 144A	996,792
Materials: 9.6%
836,265	Cenatamin Plc (GBP) #	1,060,882
678,312	Ezz Steel * #	706,671
524,405	Sidi Kerir Petrochemcials Co. #	746,735
		2,514,288
Real Estate: 27.7%
3,903,751	Amer Group Holding *	189,034
2,471,840	Emaar Misr for Development SAE * #	754,461
111,131	Heliopolis Housing #	647,124
628,751	Medinet Nasr Housing * #	1,576,570
3,667,161	Palm Hills Developments SAE *	1,197,616
769,169	Six of October Development & Investment Co. * #	1,036,588
2,548,807	Talaat Moustafa Group	1,825,507
		7,226,900
Telecommunication Services: 15.4%
1,295,724	Global Telecom Holding SAE (GDR) * Reg S	2,105,551
8,982,420	Orascom Telecom Media and Technology Holding SAE *	789,001
1,217,955	Telecom Egypt #	1,126,559
		4,021,111
Total Common Stocks (Cost: $27,422,029)		25,987,268

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $79,329)
Repurchase Agreement: 0.3%
$79,329	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, due 4/1/16, proceeds $79,330; (collateralized by various U.S. government and agency obligations, 3.13% to 3.63%, due 11/15/41 to 2/15/44, valued at $80,916 including accrued interest)	79,329
Total Investments: 100.0% (Cost: $27,501,358)		26,066,597
Other assets less liabilities: 0.0%		1,338
NET ASSETS: 100.0%		$26,067,935

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $73,818.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,097,187 which represents 65.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $996,792, or 3.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.7%	$701,657
Consumer Staples	9.3	2,412,563
Energy	1.4	354,508
Financials	52.1	13,546,966
Health Care	3.8	996,792
Industrials	5.5	1,439,383
Materials	9.7	2,514,288
Telecommunication Services	15.5	4,021,111
	100.0%	$25,987,268

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$1,821,811	$—	$1,821,811
Capital Goods	—	1,439,383	—	1,439,383
Consumer Durables & Apparel	—	296,514	—	296,514
Consumer Services	219,518	185,625	—	405,143
Diversified Financials	—	4,498,255	—	4,498,255
Energy	354,508	—	—	354,508
Food, Beverage & Tobacco	1,212,554	1,200,009	—	2,412,563
Health Care Equipment & Services	996,792	—	—	996,792
Materials	—	2,514,288	—	2,514,288
Real Estate	3,212,157	4,014,743	—	7,226,900
Telecommunication Services	2,894,552	1,126,559	—	4,021,111
Repurchase Agreement	—	79,329	—	79,329
Total	$8,890,081	$17,176,516	$—	$26,066,597

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $3,344,757 and transfers from Level 2 to Level 1 were $2,337,816. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Kuwait: 22.4%
45,827	Boubyan Bank KSC #	$64,445
32,865	Boubyan Petrochemicals Co.	57,639
40,967	Burgan Bank #	46,084
108,495	Commercial Real Estate Co. KSCC #	27,992
110,581	Gulf Bank KSC #	77,593
190,154	Kuwait Finance House #	302,256
31,639	Kuwait Investment Projects Co. KSCC #	57,538
30,193	Mabanee Co. SAKC	85,923
160,181	Mobile Telecommunications Co. KSC #	188,148
191,974	National Bank of Kuwait SAK #	426,017
72,489	National Industries Group Holding SA #	29,275
52,038	Public Warehousing Co. KSC #	82,649
21,075	VIVA Kuwait Telecom Co. *	71,133
		1,516,692
Oman: 9.8%
259,518	Bank Muscat SAOG #	257,378
72,630	Oman Telecommunications Co.	287,616
64,470	Omani Qatari Telecommunications Co. SAOG #	120,497
		665,491
Qatar: 27.6%
5,108	Barwa Real Estate Co. QSC #	50,760
8,404	Commercial Bank of Qatar QSC #	96,107
6,647	Doha Bank QSC #	67,792
8,356	Ezdan Holding Group QSC #	41,732
2,439	Gulf International Services QSC #	24,310
7,942	Industries Qatar QSC #	236,170
19,296	Masraf Al Rayan QSC #	189,108
9,895	Mesaieed Petrochemical Holding Co. #	51,901
6,055	Ooredoo QSC #	154,647
1,444	Qatar Electricity & Water Co. QSC #	83,270
1,197	Qatar Fuel Co. #	51,165
7,351	Qatar Gas Transport Co. Ltd. Nakilat #	48,049
2,662	Qatar Insurance Co. SAQ #	60,522
1,987	Qatar International Islamic Bank #	36,659
3,102	Qatar Islamic Bank SAQ #	88,264
11,022	Qatar National Bank SAQ #	426,084
2,947	Qatar Navigation QSC #	74,039
4,648	United Development Co. #	25,156
16,868	Vodafone Qatar QSC #	57,052
		1,862,787
South Africa: 3.1%
16,217	Al Noor Hospitals Group Plc (GBP) #	208,388
South Korea: 4.0%
28,513	Samsung Engineering Co. Ltd. * # §	270,443
United Arab Emirates: 31.3%
105,070	Abu Dhabi Commercial Bank #	191,564
122,679	Air Arabia PJSC #	41,094
168,730	Aldar Properties PJSC #	126,262
121,322	Arabtec Holding Co. PJSC * #	54,072
90,882	DAMAC Properties Dubai Co. PJSC #	67,594
183,193	Dana Gas PJSC * #	25,946
8,788	DP World Ltd. (USD) #	165,059
85,839	Dubai Financial Market PJSC #	31,772
76,040	Dubai Investments PJSC #	44,673
53,029	Dubai Islamic Bank #	85,597
104,732	Emaar Malls Group PJSC * #	82,063
188,217	Emaar Properties PJSC #	308,552
93,315	Emirates Telecommunications Group Co. PJSC	470,005
60,356	First Gulf Bank PJSC #	193,080
69,875	National Bank of Abu Dhabi PJSC #	166,326
59,045	Union National Bank of Abu Dhabi PJSC #	59,272
		2,112,931
United States: 1.8%
30,479	McDermott International, Inc. * †	124,659
Total Common Stocks (Cost: $5,668,750)		6,761,391
RIGHTS: 0.1% (Cost: $0)
Qatar: 0.1%
537	Qatar Insurance Co. Rights (QAR 50.00, expiring 05/01/16) *	4,572
MONEY MARKET FUND: 0.4% (Cost: $28,336)
28,336	Dreyfus Government Cash Management Fund	28,336
Total Investments Before Collateral for Securities Loaned: 100.5%
(Cost: $5,697,086)		6,794,299

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.8% (Cost: $118,686)
Repurchase Agreement: 1.8%
$118,686	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $118,687; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $121,060 including accrued interest)	118,686
Total Investments: 102.3% (Cost: $5,815,772)		6,912,985
Liabilities in excess of other assets: (2.3)%		(152,707)
NET ASSETS: 100.0%		$6,760,278

GBP	British Pound
USD	United States Dollar
QAR	Qatari Riyal

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $116,954.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,668,988 which represents 83.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $270,443 which represents 4.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	4.0%	$274,129
Financials	55.8	3,788,737
Health Care	3.1	208,388
Industrials	14.0	952,801
Materials	1.6	109,540
Telecommunication Services	19.9	1,349,098
Utilities	1.2	83,270
Money Market Fund	0.4	28,336
	100.0%	$6,794,299

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Kuwait	$214,695	$1,301,997	$—	$1,516,692
Oman	287,616	377,875	—	665,491
Qatar	—	1,862,787	—	1,862,787
South Africa	—	208,388	—	208,388
South Korea	—	270,443	—	270,443
United Arab Emirates	470,005	1,642,926	—	2,112,931
United States	124,659	—	—	124,659
Rights
Qatar	—	4,572	—	4,572
Money Market Fund	28,336	—	—	28,336
Repurchase Agreement	—	118,686	—	118,686
Total	$1,125,311	$5,787,674	$—	$6,912,985

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $523,702 and transfers from Level 2 to Level 1 were $1,105,264. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Automobiles & Components: 2.6%
942,658	Amtek Auto Ltd. * #	$432,215
44,176	Atul Auto Ltd. #	344,888
152,688	Ceat Ltd. #	2,504,718
456,619	JK Tyre & Industries Ltd. #	580,846
		3,862,667
Banks: 9.4%
906,782	Allahabad Bank #	750,560
1,094,355	Andhra Bank #	862,871
1,082,524	Dena Bank #	471,414
1,169,081	Development Credit Bank Ltd. * #	1,399,261
1,468,614	Dewan Housing Finance Corp. Ltd. #	4,353,905
1,732,318	Indian Overseas Bank * #	790,983
774,605	Karnataka Bank Ltd. #	1,200,587
301,076	Lakshmi Vilas Bank Ltd. #	368,857
503,044	Oriental Bank of Commerce #	695,712
5,550,133	South Indian Bank Ltd. #	1,479,161
1,110,711	Syndicate Bank #	1,134,083
1,172,911	UCO Bank #	687,069
		14,194,463
Capital Goods: 14.4%
83,838	BEML Ltd. #	1,321,785
145,275	BGR Energy Systems Ltd. * #	234,760
493,542	Escorts Ltd. #	1,037,468
307,896	Finolex Cables Ltd. #	1,306,783
26,238	Force Motors Ltd. #	1,130,978
3,202,552	Hindustan Construction Co. Ltd. * #	942,829
2,230,215	Jain Irrigation Systems Ltd. #	2,030,175
9,181,883	Jaiprakash Associates Ltd. * #	1,066,717
2,796,191	Jaypee Infratech Ltd. * #	350,330
517,568	KEC International Ltd. #	955,649
5,534,924	Lanco Infratech Ltd. * #	417,256
151,850	Lloyd Electric & Engineering #	559,376
2,611,461	Nagarjuna Construction Co. Ltd. #	2,987,983
1,482,125	Pipavav Defence & Offshore Engineering Co. Ltd. * #	1,519,125
358,240	Praj Industries Ltd. #	482,270
2,322,398	Sintex Industries Ltd. #	2,699,082
49,771	SML Isuzu Ltd. #	588,644
795,403	Sterlite Technologies Ltd. #	1,085,444
423,342	Texmaco Rail & Engineering Ltd. #	668,924
232,291	Titagarh Wagons Ltd. #	333,337
		21,718,915
Consumer Durables & Apparel: 4.9%
203,230	Bajaj Electricals Ltd. #	582,930
415,795	Bombay Dyeing & Manufacturing Co. Ltd. #	298,949
198,213	Himatsingka Seide Ltd. #	584,637
50,179	Hitachi Home & Life Solutions India Ltd. #	919,282
79,481	Indo Count Industries Ltd. #	1,165,344
95,627	Kitex Garments Ltd. #	628,586
186,635	Mirza International Ltd. #	272,377
43,751	Monte Carlo Fashions Ltd. #	231,662
123,571	Raymond Ltd. #	756,880
23,436	TTK Prestige Ltd. #	1,528,001
284,499	VIP Industries Ltd. #	451,971
		7,420,619
Consumer Services: 2.1%
1,298,085	Chennai Super Kings Cricket Ltd. * # §	33,078
639,119	Cox & Kings Ltd. #	1,741,201
464,371	Delta Corp. Ltd. #	462,580
25,964	Kaya Ltd. * #	337,189
113,747	Wonderla Holidays Ltd. #	666,239
		3,240,287
Consumer, Cyclical: 0.2%
220,985	Kesoram Industries Ltd. * #	342,781
Diversified Financials: 14.3%
140,576	Credit Analysis & Research Ltd.	1,988,199
153,066	Future Capital Holdings Ltd. #	997,167
6,134,336	IFCI Ltd. #	2,288,007
1,111,474	India Infoline Ltd. #	3,464,221
1,588,047	JM Financial Ltd. #	912,123
3,457,587	Manappuram Finance Ltd. #	1,826,369
1,131,582	PTC India Financial Services Ltd. #	579,002
257,062	Repco Home Finance Ltd. #	2,247,163
789,990	SKS Microfinance Ltd. * #	6,513,500
928,409	SREI Infrastructure Finance Ltd. #	774,233
		21,589,984
Energy: 0.8%
117,501	Aban Offshore Ltd. #	312,940
299,787	Chennai Petroleum Corp. Ltd. * #	901,521
		1,214,461
Food, Beverage & Tobacco: 5.7%
5,995,652	Bajaj Hindusthan Ltd. * #	1,809,813
945,108	Balrampur Chini Mills Ltd. * #	1,539,975
214,324	Kaveri Seed Co. Ltd. #	1,222,035
421,999	Kwality Dairy India Ltd. #	719,366
83,974	Manpasand Beverages Ltd. #	591,058
367,259	McLeod Russel India Ltd. #	1,028,357
155,674	Prabhat Dairy Ltd. * # Reg S	257,879
446,388	Radico Khaitan Ltd. #	642,524
3,506,017	Shree Renuka Sugars Ltd. * #	774,879
		8,585,886
Household & Personal Products: 0.7%
298,764	Eveready Industries India Ltd. #	1,047,409
Materials: 9.5%
80,065	Andhra Pradesh Paper Mills * #	353,480
59,715	Atul Ltd. #	1,381,505
447,277	Century Plyboards India Ltd. #	1,153,906
224,865	Century Textile & Industries Ltd. #	1,798,645
837,829	Chambal Fertilizers & Chemicals Ltd. #	695,482
1,030,683	India Cements Ltd. * #	1,342,648
404,160	Jai Corp. Ltd. #	419,268
766,349	Jindal Saw Ltd. #	447,370
236,893	JK Lakshmi Cement Ltd. #	1,215,084
34,753	Monsanto India Ltd. #	869,096
30,042	Nilkamal Ltd. #	499,628
391,503	Rallis India Ltd. #	1,004,691
647,882	Rashtriya Chemicals & Fertilizers Ltd. #	377,849
266,887	SH Kelkar & Co. Ltd. # Reg S 144A	914,849
181,631	Sharda Cropchem Ltd. #	643,251
31,003	Tata Sponge Iron Ltd. #	219,742
667,439	Welspun Corp. Ltd. #	992,607
		14,329,101
Media: 4.1%
657,709	DEN Networks Ltd. * #	857,046
188,387	Eros International Media Ltd. * #	479,431
195,690	PVR Ltd. #	2,169,392
120,094	TV Today Network Ltd. #	561,740
3,451,337	TV18 Broadcast Ltd. * #	2,100,105
		6,167,714
Pharmaceuticals, Biotechnology: 3.3%
207,654	Bliss Gvs Pharma Ltd. #	393,201
162,459	Dishman Pharmaceuticals & Chemicals Ltd. #	821,219
421,596	Granules India Ltd. #	763,439
170,759	JB Chemicals & Pharmaceuticals Ltd. #	643,053
1,682,389	Marksans Pharma Ltd. #	1,175,521
427,074	Suven Life Sciences Ltd. #	1,241,988
		5,038,421
Real Estate: 4.9%
915,882	Anant Raj Industries Ltd. #	456,147
489,727	DB Realty Ltd. * #	316,160
1,476,188	Housing Development & Infrastructure Ltd. * #	1,628,795
2,207,435	Indiabulls Real Estate Ltd. * #	1,871,177
368,214	OMAXE Ltd. #	804,031
271,454	Sobha Developers Ltd. #	1,122,835
15,133,318	Unitech Ltd. * #	1,131,133
		7,330,278
Retailing: 3.3%
488,810	Future Retail Ltd. #	948,139
112,704	Makemytrip Ltd. (USD) *	2,038,815
360,563	PC Jeweller Ltd. #	1,976,492
		4,963,446
Software & Services: 8.4%
1,355,315	Firstsource Solutions Ltd. * #	686,297
245,462	Geometric Ltd. #	760,121
785,365	HCL Infosystems Ltd. * #	513,489
202,675	Intellect Design Arena Ltd. * #	690,948
1,027,141	KPIT Cummins Infosystems Ltd. #	2,292,643
46,348	Majesco Ltd. * #	397,774
680,242	NIIT Ltd. * #	810,351
251,493	NIIT Technologies Ltd. #	1,885,523
220,734	OnMobile Global Ltd. #	411,144
420,928	Polaris Software Lab Ltd. #	1,201,266
668,757	Rolta India Ltd. #	765,549
246,415	Take Solutions Ltd. #	528,141
62,687	Tata Elxsi Ltd. #	1,782,236
		12,725,482
Technology Hardware & Equipment: 0.7%
174,366	Astra Microwave Products Ltd. #	278,216
435,988	Redington India Ltd. #	754,531
		1,032,747
Telecommunication Services: 1.1%
5,094,173	Himachal Futuristic Communications Ltd. * #	1,245,315
1,268,311	Mahanagar Telephone Nigam Ltd. * #	338,037
		1,583,352
Transportation: 5.8%
42,277	Dredging Corp. of India Ltd. #	242,109
437,781	Gateway Distriparks Ltd. #	1,851,310
176,603	Gati Ltd. #	290,401
5,166,289	GVK Power & Infrastructure Ltd. * #	530,027
228,693	Jet Airways India Ltd. * #	1,886,882
227,285	Navkar Corp. Ltd. * # Reg S 144A	624,348
859,598	Shipping Corp of India Ltd. * #	842,568
336,380	Snowman Logistics Ltd. #	269,644
1,206,809	SpiceJet Ltd. * #	1,165,401
183,691	VRL Logistics Ltd. #	1,022,463
		8,725,153
Utilities: 3.6%
2,214,129	Adani Transmission Ltd. * #	1,147,009
75,832	BF Utilities Ltd. * #	644,368
5,914,766	Jaiprakash Power Ventures Ltd. * #	415,248
1,489,804	PTC India Ltd. #	1,439,129
223,995	VA Tech Wabag Ltd. #	1,752,460
		5,398,214
Total Common Stocks (Cost: $140,768,959)		150,511,380
Other assets less liabilities: 0.2%		301,004
NET ASSETS: 100.0%		$150,812,384

USD	United States Dollar

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $146,484,366 which represents 97.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $33,078 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,539,197, or 1.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	17.3%	$25,997,514
Consumer Staples	6.4	9,633,295
Energy	0.8	1,214,461
Financials	28.6	43,114,725
Health Care	3.3	5,038,421
Industrials	20.7	31,088,436
Information Technology	9.1	13,758,229
Materials	9.5	14,329,101
Telecommunication Services	1.1	1,583,352
Utilities	3.2	4,753,846
	100.0%	$150,511,380

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3,862,667	$—	$3,862,667
Banks	—	14,194,463	—	14,194,463
Capital Goods	—	21,718,915	—	21,718,915
Consumer Durables & Apparel	—	7,420,619	—	7,420,619
Consumer Services	—	3,207,209	33,078	3,240,287
Consumer, Cyclical	—	342,781	—	342,781
Diversified Financials	1,988,199	19,601,785	—	21,589,984
Energy	—	1,214,461	—	1,214,461
Food, Beverage & Tobacco	—	8,585,886	—	8,585,886
Household & Personal Products	—	1,047,409	—	1,047,409
Materials	—	14,329,101	—	14,329,101
Media	—	6,167,714	—	6,167,714
Pharmaceuticals, Biotechnology	—	5,038,421	—	5,038,421
Real Estate	—	7,330,278	—	7,330,278
Retailing	2,038,815	2,924,631	—	4,963,446
Software & Services	—	12,725,482	—	12,725,482
Technology Hardware & Equipment	—	1,032,747	—	1,032,747
Telecommunication Services	—	1,583,352	—	1,583,352
Transportation	—	8,725,153	—	8,725,153
Utilities	—	5,398,214	—	5,398,214
Total	$4,027,014	$146,451,288	$33,078	$150,511,380

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Common Stocks
Consumer Services
Balance as of December 31, 2015	$44,148
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(11,070)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2016	$33,078

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $1,160,936.These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.3%
Automobiles & Components: 7.4%
15,605,400	Astra International Tbk PT #	$8,530,025
Banks: 25.0%
8,950,700	Bank Central Asia Tbk PT #	8,973,766
3,326,348	Bank Danamon Indonesia Tbk PT #	953,021
8,995,451	Bank Mandiri Persero Tbk PT #	6,984,187
11,255,732	Bank Negara Indonesia Persero Tbk PT #	4,412,568
8,604,900	Bank Rakyat Indonesia Tbk PT #	7,404,908
		28,728,450
Capital Goods: 5.0%
2,632,800	Adhi Karya Persero Tbk PT #	533,559
3,141,900	Pembangunan Perumahan Persero Tbk PT #	914,106
2,307,669	United Tractors Tbk PT #	2,661,892
6,963,088	Waskita Karya Persero Tbk PT #	1,052,191
3,247,500	Wijaya Karya Persero Tbk PT #	638,700
		5,800,448
Diversified Financials: 1.4%
2,191,250	First Pacific Company Ltd. (HKD) #	1,636,283
Energy: 2.4%
24,132,100	Adaro Energy Tbk PT #	1,172,020
3,389,350	Banpu PCL (NVDR) (THB) † #	1,604,604
		2,776,624
Food, Beverage & Tobacco: 13.9%
475,200	Astra Agro Lestari Tbk PT #	651,695
10,887,000	Charoen Pokphand Indonesia Tbk PT #	2,945,387
741,600	First Resources Ltd. (SGD) #	1,113,787
7,494,100	Golden Agri-Resources Ltd. (SGD) #	2,282,016
696,800	Gudang Garam Tbk PT #	3,430,050
1,671,700	Indofood Cbp Sukses Makmur Tbk PT #	1,912,990
6,624,500	Indofood Sukses Makmur Tbk PT #	3,609,100
		15,945,025
Health Care Equipment & Services: 1.3%
8,123,697	Mitra Keluarga Karyasehat Tbk PT # Reg S	1,485,601
Household & Personal Products: 4.9%
1,727,000	Unilever Indonesia Tbk PT #	5,587,247
Materials: 6.4%
16,154,200	Hanson International Tbk PT * #	980,917
1,999,700	Indocement Tunggal Prakarsa Tbk PT #	2,973,414
4,385,600	Semen Gresik Persero Tbk PT #	3,361,410
		7,315,741
Media: 0.6%
4,308,300	Media Nusantara Citra Tbk PT #	707,766
Pharmaceuticals, Biotechnology: 2.9%
30,414,200	Kalbe Farma Tbk PT #	3,311,769
Real Estate: 7.1%
13,649,600	Bumi Serpong Damai Tbk PT #	1,887,764
12,954,343	Ciputra Development Tbk PT #	1,274,060
27,509,600	Lippo Karawaci Tbk PT #	2,166,488
34,881,000	Pakuwon Jati Tbk PT #	1,271,728
13,496,700	Summarecon Agung Tbk PT #	1,612,739
		8,212,779
Retailing: 7.5%
125,288	Jardine Cycle & Carriage Ltd. (SGD) #	3,723,702
3,522,300	Matahari Department Store Tbk PT #	4,874,038
		8,597,740
Telecommunication Services: 10.1%
175,731	Telekomunikasi Indonesia Tbk PT (ADR)	8,935,921
2,967,400	Tower Bersama Infrastructure Tbk PT * #	1,301,023
4,382,000	XL Axiata Tbk PT * #	1,321,105
		11,558,049
Transportation: 1.1%
3,078,200	Jasa Marga Persero Tbk PT #	1,252,727
Utilities: 2.3%
13,534,000	Perusahaan Gas Negara Tbk PT #	2,667,712
Total Common Stocks (Cost: $142,721,706)		114,113,986
REAL ESTATE INVESTMENT TRUST: 0.5% (Cost: $806,607)
Real Estate: 0.5%
2,664,600	Lippo Malls Indonesia Retail Trust	643,097
Total Investments Before Collateral for Securities Loaned: 99.8%
(Cost: $143,528,313)		114,757,083

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $806,819)
Repurchase Agreement: 0.7%
$806,819	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $806,827; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $822,955 including accrued interest)	806,819
Total Investments: 100.5% (Cost: $144,335,132)		115,563,902
Liabilities in excess of other assets: (0.5)%		(604,061)
NET ASSETS: 100.0%		$114,959,841

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $763,729.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $105,178,065 which represents 91.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	15.5%	$17,835,531
Consumer Staples	18.8	21,532,272
Energy	2.4	2,776,624
Financials	34.2	39,220,609
Health Care	4.2	4,797,370
Industrials	6.1	7,053,175
Materials	6.4	7,315,741
Telecommunication Services	10.1	11,558,049
Utilities	2.3	2,667,712
	100.0%	$114,757,083

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$8,530,025	$—	$8,530,025
Banks	—	28,728,450	—	28,728,450
Capital Goods	—	5,800,448	—	5,800,448
Diversified Financials	—	1,636,283	—	1,636,283
Energy	—	2,776,624	—	2,776,624
Food, Beverage & Tobacco	—	15,945,025	—	15,945,025
Health Care Equipment & Services	—	1,485,601	—	1,485,601
Household & Personal Products	—	5,587,247	—	5,587,247
Materials	—	7,315,741	—	7,315,741
Media	—	707,766	—	707,766
Pharmaceuticals, Biotechnology	—	3,311,769	—	3,311,769
Real Estate	—	8,212,779	—	8,212,779
Retailing	—	8,597,740	—	8,597,740
Telecommunication Services	8,935,921	2,622,128	—	11,558,049
Transportation	—	1,252,727	—	1,252,727
Utilities	—	2,667,712	—	2,667,712
Real Estate Investment Trust
Real Estate	643,097	—	—	643,097
Repurchase Agreement	—	806,819	—	806,819
Total	$9,579,018	$105,984,884	$—	$115,563,902

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Capital Goods: 18.3%
2,179,471	Adhi Karya Persero Tbk PT #	$441,688
1,180,800	Garuda Metalindo Tbk PT * #	86,395
5,156,900	Sitara Propertindo Tbk PT * #	249,044
5,294,300	Surya Semesta Internusa Tbk PT #	287,229
		1,064,356
Consumer Durables & Apparel: 4.8%
11,553,100	Sri Rejeki Isman Tbk PT #	281,247
Energy: 13.0%
7,564,700	Berau Coal Energy Tbk PT * # §	0
3,922,200	Elnusa Tbk PT #	98,467
1,796,400	Energy Earth PCL (NVDR) (THB) #	240,107
796,100	Geo Energy Resources Ltd. (SGD) * #	68,642
12,400	Japan Drilling Co. Ltd. #	259,607
2,370,900	Soechi Lines Tbk PT * #	89,016
		755,839
Food, Beverage & Tobacco: 3.1%
1,999,900	Tiga Pilar Sejahtera Food Tbk * #	178,791
Materials: 2.7%
7,344,000	Enviro Energy International Holdings Ltd. (HKD) * #	154,745
Media: 2.6%
5,530,000	Visi Media Asia Tbk PT * #	148,786
Pharmaceuticals, Biotechnology: 4.5%
33,000	3-D Matrix Ltd. * #	259,889
Real Estate: 39.3%
6,804,600	Bekasi Fajar Industrial Estate Tbk PT #	138,529
6,429,300	Eureka Prima Jakarta Tbk PT *	227,886
9,385,500	Intiland Development Tbk PT #	371,525
24,065,301	Kawasan Industri Jababeka Tbk PT #	471,377
653,800	Lippo Cikarang Tbk PT * #	348,764
13,621,900	Modernland Realty Tbk PT #	412,973
16,403,400	Nirvana Development Tbk PT * #	161,862
27,260,000	Sentul City Tbk PT #	143,814
		2,276,730
Retailing: 5.8%
11,493,700	Multipolar Tbk PT #	334,509
Technology Hardware & Equipment: 5.5%
1,948,100	Erajaya Swasembada Tbk PT #	101,339
6,837,700	Sigmagold Inti Perkasa Tbk PT *	217,610
		318,949
Total Common Stocks (Cost: $7,264,096)		5,773,841
Other assets less liabilities: 0.4%		23,477
NET ASSETS: 100.0%		$5,797,318

HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,328,345 which represents 91.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	13.3%	$764,542
Consumer Staples	3.1	178,791
Energy	13.1	755,839
Financials	39.4	2,276,730
Health Care	4.5	259,889
Industrials	18.4	1,064,356
Information Technology	5.5	318,949
Materials	2.7	154,745
	100.0%	$5,773,841

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$1,064,356	$—	$1,064,356
Consumer Durables & Apparel	—	281,247	—	281,247
Energy	—	755,839	0	755,839
Food, Beverage & Tobacco	—	178,791	—	178,791
Materials	—	154,745	—	154,745
Media	—	148,786	—	148,786
Pharmaceuticals, Biotechnology	—	259,889	—	259,889
Real Estate	227,886	2,048,844	—	2,276,730
Retailing	—	334,509	—	334,509
Technology Hardware & Equipment	217,610	101,339	—	318,949
Total	$445,496	$5,328,345	$0	$5,773,841

During the period ended March 31, 2016, transfers of securities from Level 2 to Level 1 were $580,901. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Common Stocks
Energy
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2016	$0

See Notes to Schedules of Investments

ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Banks: 9.6%
291,381	Bank Hapoalim BM #	$1,511,201
398,369	Bank Leumi Le-Israel BM * #	1,429,356
8,457	FIBI Holdings Ltd. #	118,450
17,506	First International Bank of Israel Ltd. † #	216,775
310,279	Israel Discount Bank Ltd. * #	525,110
40,303	Mizrahi Tefahot Bank Ltd. #	472,401
		4,273,293
Capital Goods: 3.7%
8,247	Caesarstone Sdot-Yam Ltd. (USD) *	283,284
7,311	Elbit Systems Ltd. † #	686,748
1,077	Electra Ltd. #	146,872
9,354	Kornit Digital Ltd. (USD) *	93,072
132,000	Sarine Technologies Ltd. (SGD) #	163,937
63,656	Shapir Engineering and Industry Ltd. #	101,710
101,493	Shikun & Binui Ltd. #	179,838
		1,655,461
Consumer Durables & Apparel: 1.1%
5,321	Delta-Galil Industries Ltd. #	144,019
7,814	Fox Wizel Ltd. #	117,383
38,708	Maytronics Ltd. #	99,862
9,560	SodaStream International Ltd. (USD) *	134,605
		495,869
Consumer Services: 0.4%
61,857	888 Holdings Plc (GBP) #	188,677
Diversified Financials: 0.6%
29,336	Plus500 Ltd. (GBP) #	259,497
Energy: 3.9%
13,652	Alon USA Energy, Inc. (USD) †	140,889
332	Delek Energy Systems Ltd. * † #	151,407
1,692	Delek Group Ltd. #	290,219
18,063	Delek US Holdings, Inc. (USD)	275,280
4,291	Jerusalem Oil Exploration * #	174,599
24,025	Naphtha Israel Petroleum Corp. Ltd. * #	121,792
553,507	Oil Refineries Ltd. * † #	211,963
2,312	Paz Oil Co. Ltd. † #	367,436
		1,733,585
Food & Staples Retailing: 0.6%
3,465	Rami Levi Chain Stores Hashikma Marketing Ltd. #	134,338
41,041	Shufersal Ltd. #	137,755
		272,093
Food, Beverage & Tobacco: 1.1%
13,057	Osem Investments Ltd. #	285,364
14,996	Strauss Group Ltd. #	224,584
		509,948
Health Care Equipment & Services: 0.7%
28,133	Mazor Robotics Ltd. * † #	170,501
19,107	Syneron Medical Ltd. (USD) *	139,672
		310,173
Insurance: 1.6%
12,390	Clal Insurance Enterprises Holdings Ltd. * † #	142,342
50,642	Harel Insurance Investments & Financial Services Ltd. † #	193,168
15,250	Menorah Mivtachim Holdings Ltd. * #	127,730
190,149	Migdal Insurance & Financial Holding Ltd. † #	131,866
50,433	Phoenix Holdings Ltd. * #	128,214
		723,320
Materials: 3.5%
11,297	Frutarom Industries Ltd. #	591,884
168,883	Israel Chemicals Ltd. #	732,765
1,465	Israel Corp. Ltd. #	245,687
		1,570,336
Pharmaceuticals, Biotechnology: 27.9%
19,511	Alcobra Ltd. (USD) *	73,947
67,487	BioLine RX Ltd. * #	69,355
5,509	Chiasma, Inc. (USD) * †	50,462
25,739	Compugen Ltd. (USD) * †	143,624
11,953	Enzymotec Ltd. (USD) *	107,936
17,075	Evogene Ltd. * † #	113,634
15,202	Foamix Pharmaceuticals Ltd. (USD) *	99,117
25,258	Kamada Ltd. * † #	97,354
19,983	Medgenics, Inc. (USD) *	87,925
6,918	Neuroderm Ltd. (USD) * †	97,682
94,751	Opko Health, Inc. (USD) * †	984,463
37,565	Perrigo Co. Plc (USD)	4,805,690
85,603	Pluristem Therapeutics, Inc. (USD) *	137,821
106,822	Protalix BioTherapeutics, Inc. (USD) *	89,784
9,485	Redhill Biopharma Ltd. (ADR) * †	116,191
3,863	Taro Pharmaceutical Industries Ltd. (USD) *	553,375
89,781	Teva Pharmaceutical Industries Ltd. #	4,824,597
		12,452,957
Real Estate: 4.6%
124,277	Africa Israel Investments Ltd. * #	53,807
10,617	Africa Israel Properties Ltd. #	151,572
5,801	Alrov Properties and Lodgings Ltd.	126,219
51,900	Amot Investments Ltd. #	186,654
10,057	Azrieli Group Ltd. † #	394,530
422	Bayside Land Corp. #	145,458
2,452	Big Shopping Centers Ltd. #	138,432
4,128	Blue Square Real Estate Ltd.	127,919
28,982	Gazit-Globe Ltd. † #	264,254
57,940	Jerusalem Economy Ltd. * #	107,368
6,623	Melisron Ltd. #	238,724
1,516	Property & Building Corp. #	110,066
		2,045,003
Retailing: 0.4%
18,343	Delek Automotive Systems Ltd. #	177,155
Semiconductor: 4.4%
8,814	Ceva, Inc. (USD) *	198,315
13,474	DSP Group, Inc. (USD) *	122,883
18,217	Mellanox Technologies Ltd. (USD) *	989,730
13,787	Nova Measuring Instruments Ltd. * #	142,995
8,355	SolarEdge Technologies, Inc. (USD) *	210,045
26,633	Tower Semiconductor Ltd. (USD) * †	322,792
		1,986,760
Software & Services: 26.6%
20,814	Allot Communications Ltd. (USD) *	108,857
43,168	Amdocs Ltd. (USD)	2,608,211
9,972	Attunity Ltd. (USD) *	71,400
37,110	Check Point Software Technologies Ltd. (USD) * †	3,246,012
6,882	CyberArk Software Ltd. (USD) *	293,380
5,141	Formula Systems Ltd. #	157,435
8,995	Hilan Ltd.	121,042
8,950	Imperva, Inc. (USD) *	451,975
25,958	LivePerson, Inc. (USD) *	151,854
31,185	Magic Software Enterprises Ltd. (USD) †	211,122
21,246	Matrix IT Ltd. #	135,823
44,433	Mobileye NV (USD) * †	1,656,907
17,972	NICE Systems Ltd. #	1,167,050
35,400	Perion Network Ltd. (USD) *	71,154
33,735	SafeCharge International Group Ltd. (GBP)	124,855
14,509	Sapiens International Corp. NV (USD) †	173,818
7,075	Varonis Systems, Inc. (USD) * †	129,119
20,560	Verint Systems, Inc. (USD) *	686,293
11,432	Wix.com Ltd. (USD) *	231,727
81,308	XLMedia Plc (GBP)	84,726
		11,882,760
Technology Hardware & Equipment: 3.6%
26,834	AudioCodes Ltd. (USD) *	124,778
78,770	Ceragon Networks Ltd. (USD) *	100,038
8,275	Ituran Location and Control Ltd. (USD)	162,604
12,435	Orbotech Ltd. (USD) *	295,704
15,928	Radware Ltd. (USD) * †	188,428
4,322	Silicom Ltd. (USD) †	147,553
15,473	Stratasys Ltd. (USD) * †	401,060
18,296	SuperCom Ltd. (USD) * †	72,818
44,227	Telit Communications Plc (GBP) * † #	138,291
		1,631,274
Telecommunication Services: 3.7%
552,092	Bezeq The Israeli Telecommunication Corp. Ltd. #	1,245,023
26,240	Cellcom Israel Ltd. * #	186,772
43,564	Partner Communications Co. Ltd. * † #	204,738
		1,636,533
Transportation: 0.3%
193,548	El Al Israel Airlines #	144,648
Utilities: 1.1%
12,169	Ormat Technologies, Inc. (USD)	501,850
Total Common Stocks (Cost: $50,315,734)		44,451,192
REAL ESTATE INVESTMENT TRUST: 0.6% (Cost: $263,041)
Real Estate: 0.6%
35,573	Alony Hetz Properties & Investments Ltd. † #	280,060
MONEY MARKET FUND: 0.7% (Cost: $288,214)
288,214	Dreyfus Government Cash Management Fund	288,214
Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $50,866,989)		45,019,466

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 18.4%
Repurchase Agreements: 18.4%
$411,403	Repurchase agreement dated 3/31/16 with Deutsche Bank Securities, Inc., 0.30%, due 4/1/16, proceeds $411,406; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 4/7/16 to 9/9/49, valued at $419,631 including accrued interest)	411,403
1,954,478	Repurchase agreement dated 3/31/16 with HSBC Securities USA, Inc., 0.29%, due 4/1/16, proceeds $1,954,494; (collateralized by various U.S. government and agency obligations, 1.38% to 6.50%, due 7/1/18 to 3/1/46, valued at $1,993,571 including accrued interest)	1,954,478
1,954,478	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $1,954,494; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $1,993,568 including accrued interest)	1,954,478
1,954,478	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc., 0.34%, due 4/1/16, proceeds $1,954,496; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $1,993,568 including accrued interest)	1,954,478
1,954,478	Repurchase agreement dated 3/31/16 with RBC Capital Markets LLC, 0.28%, due 4/1/16, proceeds $1,954,493; (collateralized by various U.S. government and agency obligations, 1.75% to 6.00%, due 6/1/18 to 4/1/46, valued at $1,993,568 including accrued interest)	1,954,478
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $8,229,315)		8,229,315
Total Investments: 119.1% (Cost: $59,096,304)		53,248,781
Liabilities in excess of other assets: (19.1)%		(8,548,906)
NET ASSETS: 100.0%		$44,699,875

ADR	American Depositary Receipt
GBP	British Pound
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,108,041.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,801,245 which represents 48.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.9%	$861,701
Consumer Staples	1.7	782,041
Energy	3.9	1,733,585
Financials	16.9	7,581,173
Health Care	28.4	12,763,130
Industrials	4.0	1,800,109
Information Technology	34.4	15,500,794
Materials	3.5	1,570,336
Telecommunication Services	3.6	1,636,533
Utilities	1.1	501,850
Money Market Fund	0.6	288,214
	100.0%	$45,019,466

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$4,273,293	$—	$4,273,293
Capital Goods	376,356	1,279,105	—	1,655,461
Consumer Durables & Apparel	134,605	361,264	—	495,869
Consumer Services	—	188,677	—	188,677
Diversified Financials	—	259,497	—	259,497
Energy	416,169	1,317,416	—	1,733,585
Food & Staples Retailing	—	272,093	—	272,093
Food, Beverage & Tobacco	—	509,948	—	509,948
Health Care Equipment & Services	139,672	170,501	—	310,173
Insurance	—	723,320	—	723,320
Materials	—	1,570,336	—	1,570,336
Pharmaceuticals, Biotechnology	7,348,017	5,104,940	—	12,452,957
Real Estate	254,138	1,790,865	—	2,045,003
Retailing	—	177,155	—	177,155
Semiconductor	1,843,765	142,995	—	1,986,760
Software & Services	10,422,452	1,460,308	—	11,882,760
Technology Hardware & Equipment	1,492,983	138,291	—	1,631,274
Telecommunication Services	—	1,636,533	—	1,636,533
Transportation	—	144,648	—	144,648
Utilities	501,850	—	—	501,850
Real Estate Investment Trust
Real Estate	—	280,060	—	280,060
Money Market Fund	288,214	—	—	288,214
Repurchase Agreements	—	8,229,315	—	8,229,315
Total	$23,218,221	$30,030,560	$—	$53,248,781

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $256,049 and transfers from Level 2 to Level 1 were $115,721. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 32.0%
25,654	Alior Bank SA * † #	$446,991
18,294	Bank Handlowy w Warszawie SA † #	444,381
244,580	Bank Millennium SA * †	383,111
29,213	Bank Pekao SA #	1,291,167
8,918	Bank Zachodni WBK SA * #	734,047
5,914	BRE Bank SA * † #	538,992
173,457	PKO Bank Polski SA * #	1,293,404
		5,132,093
Consumer Durables & Apparel: 7.1%
472	LPP SA #	696,541
10,314	NG2 SA † #	442,191
		1,138,732
Energy: 14.1%
41,417	Grupa Lotos SA * #	309,696
58,240	Polski Koncern Naftowy Orlen SA † #	1,154,941
564,339	Polskie Gornictwo Naftowe I Gazownictwo SA #	805,372
		2,270,009
Food & Staples Retailing: 8.3%
43,560	Eurocash SA #	623,691
43,130	Jeronimo Martins, SGPS SA (EUR) #	706,067
		1,329,758
Insurance: 6.7%
112,771	Powszechny Zaklad Ubezpieczen SA #	1,075,896
Materials: 7.2%
42,171	KGHM Polska Miedz SA #	860,517
281,621	Synthos SA #	290,080
		1,150,597
Media: 3.6%
87,618	Cyfrowy Polsat SA * #	570,944
Software & Services: 4.2%
31,145	Asseco Poland SA #	506,272
25,526	CD Projekt Red SA * #	176,143
		682,415
Telecommunication Services: 4.1%
360,153	Orange Polska SA #	651,358
Utilities: 12.7%
121,145	Enea SA #	387,273
72,353	Energa SA #	254,426
260,785	Polska Grupa Energetyczna SA #	977,538
520,218	Tauron Polska Energia SA #	420,076
		2,039,313
Total Common Stocks (Cost: $21,561,319)		16,041,115
MONEY MARKET FUND: 0.2% (Cost: $28,311)
28,311	Dreyfus Government Cash Management Fund	28,311
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $21,589,630)		16,069,426

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.3%
Repurchase Agreements: 14.3%
$286,761	Repurchase agreement dated 3/31/16 with JP Morgan Securities LLC, 0.31%, due 4/1/16, proceeds $286,763; (collateralized by various U.S. government and agency obligations, 0.88% to 1.38%, due 2/28/17 to 3/31/20, valued at $292,499 including accrued interest)	286,761
1,000,000	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $1,000,008; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/31/16 with RBC Capital Markets LLC, 0.28%, due 4/1/16, proceeds $1,000,008; (collateralized by various U.S. government and agency obligations, 1.75% to 6.00%, due 6/1/18 to 4/1/46, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,286,761)		2,286,761
Total Investments: 114.5% (Cost: $23,876,391)		18,356,187
Liabilities in excess of other assets: (14.5)%		(2,324,192)
NET ASSETS: 100.0%		$16,031,995

EUR	Euro

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,180,269.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,658,004 which represents 97.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.6%	$1,709,676
Consumer Staples	8.3	1,329,758
Energy	14.1	2,270,009
Financials	38.6	6,207,989
Information Technology	4.2	682,415
Materials	7.2	1,150,597
Telecommunication Services	4.1	651,358
Utilities	12.7	2,039,313
Money Market Fund	0.2	28,311
	100.0%	$16,069,426

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$383,111	$4,748,982	$—	$5,132,093
Consumer Durables & Apparel	—	1,138,732	—	1,138,732
Energy	—	2,270,009	—	2,270,009
Food & Staples Retailing	—	1,329,758	—	1,329,758
Insurance	—	1,075,896	—	1,075,896
Materials	—	1,150,597	—	1,150,597
Media	—	570,944	—	570,944
Software & Services	—	682,415	—	682,415
Telecommunication Services	—	651,358	—	651,358
Utilities	—	2,039,313	—	2,039,313
Money Market Fund	28,311	—	—	28,311
Repurchase Agreements	—	2,286,761	—	2,286,761
Total	$411,422	$17,944,765	$—	$18,356,187

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 was $636,853 and transfers from Level 2 to Level 1 were $366,318. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.6%
Banks: 12.6%
23,172,125	Sberbank of Russia (ADR) #	$160,859,965
40,142,463	VTB Bank OJSC (GDR) # Reg S	88,850,725
		249,710,690
Diversified Financials: 2.5%
31,315,068	Moscow Exchange MICEX-RTS PJSC #	49,161,149
Energy: 34.1%
3,420,105	Lukoil PJSC (ADR) #	131,081,376
1,162,900	Novatek OAO (GDR) # Reg S	104,256,047
36,423,664	OAO Gazprom (ADR) #	156,673,258
20,532,229	Rosneft Oil Co. (GDR) # Reg S	92,957,552
14,848,535	Surgutneftegas OJSC (ADR) #	86,361,990
3,208,096	Tatneft PAO (ADR) #	101,731,188
		673,061,411
Food & Staples Retailing: 11.1%
6,677,278	Lenta Ltd. (GDR) * # Reg S	42,004,813
3,339,571	Magnit OAO (GDR) # Reg S	133,231,213
2,086,297	X5 Retail Group NV (GDR) * # Reg S	44,145,085
		219,381,111
Materials: 17.5%
39,467,737	Alrosa PAO #	41,060,221
8,614,828	MMC Norilsk Nickel PJSC (ADR) #	111,018,453
1,953,318	Novolipetsk Steel (GDR) # Reg S	24,393,172
2,984,880	PhosAgro OAO (GDR) Reg S	42,086,808
6,025,830	Polymetal International (GBP) #	58,602,903
4,095,423	Severstal OAO (GDR) # Reg S	43,267,599
9,577,039	Uralkali PJSC * #	24,354,831
		344,783,987
Pharmaceuticals, Biotechnology: 0.1%
632,538	OTCPharm PJSC * §	1,920,509
Software & Services: 6.3%
2,139,163	Mail.ru Group Ltd. (GDR) * # Reg S	46,448,252
5,094,138	Yandex NV (USD) *	78,042,194
		124,490,446
Telecommunication Services: 9.9%
2,742,397	MegaFon PJSC (GDR) # Reg S	30,108,297
11,040,492	Mobile TeleSystems OJSC (ADR)	89,317,580
3,596,633	Rostelecom OJSC (ADR) #	31,839,323
3,932,397	Sistema JSFC (GDR) Reg S	25,403,285
4,498,647	VimpelCom Ltd. (ADR)	19,164,236
		195,832,721
Utilities: 1.5%
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	0
29,673,600	RusHydro PJSC (ADR) #	29,796,419
		29,796,419
Total Common Stocks (Cost: $2,336,790,674)		1,888,138,443
PREFERRED STOCK: 4.4% (Cost: $65,065,779)
Energy: 4.4%
31,422	AK Transneft OAO #	86,613,575
Total Investments: 100.0% (Cost: $2,401,856,453)		1,974,752,018
Liabilities in excess of other assets: (0.0)%		(549,514)
NET ASSETS: 100.0%		$1,974,202,504

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,718,817,406 which represents 87.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,920,509 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	11.1%	$219,381,111
Energy	38.5	759,674,986
Financials	15.1	298,871,839
Health Care	0.1	1,920,509
Information Technology	6.3	124,490,446
Materials	17.5	344,783,987
Telecommunication Services	9.9	195,832,721
Utilities	1.5	29,796,419
	100.0%	$1,974,752,018

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$249,710,690	$—	$249,710,690
Diversified Financials	—	49,161,149	—	49,161,149
Energy	—	673,061,411	—	673,061,411
Food & Staples Retailing	—	219,381,111	—	219,381,111
Materials	42,086,808	302,697,179	—	344,783,987
Pharmaceuticals, Biotechnology	1,920,509	—	—	1,920,509
Software & Services	78,042,194	46,448,252	—	124,490,446
Telecommunication Services	133,885,101	61,947,620	—	195,832,721
Utilities	—	29,796,419	0	29,796,419
Preferred Stock
Energy	—	88,613,575	—	88,613,575
Total	$255,934,612	$1,718,817,406	$0	$1,974,752,018

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $69,271,903 and transfers from Level 2 to Level 1 were $63,341,137. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Common Stocks
Utilities
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2016	$0

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Banks: 2.9%
311,910	TCS Group Holding Plc (GDR) * # Reg S	$1,083,292
Diversified Financials: 3.3%
192,534	Vostok New Ventures Ltd. (SDR) (SEK) *	1,258,749
Energy: 5.1%
43,777	CAT Oil AG (EUR) #	361,209
510,720	OAO TMK (GDR) # Reg S	1,546,333
		1,907,542
Food & Staples Retailing: 2.1%
445,166	O'Key Group SA (GDR) # Reg S	784,054
Materials: 21.9%
36,542	Acron JSC * #	2,002,685
1,175,360	Evraz Plc (GBP) * #	1,516,690
784,670	Highland Gold Mining Ltd. (GBP)	744,352
626,915	Magnitogorsk Iron & Steel Works (GDR) # Reg S	2,716,892
502,172	Mechel (ADR) *	908,931
872,540	Raspadskaya OAO * #	321,981
		8,211,531
Media: 5.6%
301,308	CTC Media, Inc. (USD)	590,564
723,173	ITE Group Plc (GBP) #	1,524,162
		2,114,726
Pharmaceuticals, Biotechnology: 1.4%
175,600	OTCPharm PJSC * §	533,156
Real Estate: 10.6%
644,414	Etalon Group Ltd. (GDR) Reg S	1,185,722
975,859	LSR Group PJSC (GDR) # Reg S	2,221,119
1,364,513	Raven Russia Ltd. (GBP) * #	580,933
		3,987,774
Software & Services: 4.8%
125,836	Qiwi Plc (ADR)	1,823,364
Transportation: 13.2%
2,995,958	Aeroflot - Russian Airlines OJSC * #	3,335,939
373,070	Globaltrans Investment Plc (GDR) * Reg S	1,613,528
		4,949,467
Utilities: 29.5%
61,297,000	E.ON Russia JSC #	2,426,748
1,709,591,200	Federal Grid Co. Unified Energy System JSC #	2,109,636
113,391,600	Inter RAO UES PJSC #	3,117,475
54,801,800	Mosenergo PAO #	1,126,341
205,557,600	OGK-2 PAO #	854,092
166,559,200	Rosseti PJSC * #	1,433,242
		11,067,534
Total Common Stocks (Cost: $48,621,713)		37,721,189
Liabilities in excess of other assets: (0.4)%		(167,103)
NET ASSETS: 100.0%		$37,554,086

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Special Drawing Right
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,062,823 which represents 77.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $533,156 which represents 1.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	5.6%	$2,114,726
Consumer Staples	2.1	784,054
Energy	5.1	1,907,542
Financials	16.8	6,329,815
Health Care	1.4	533,156
Industrials	13.1	4,949,467
Information Technology	4.8	1,823,364
Materials	21.8	8,211,531
Utilities	29.3	11,067,534
	100.0%	$37,721,189

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$1,083,292	$—	$1,083,292
Diversified Financials	1,258,749	—	—	1,258,749
Energy	—	1,907,542	—	1,907,542
Food & Staples Retailing	—	784,054	—	784,054
Materials	1,653,283	6,558,248	—	8,211,531
Media	590,564	1,524,162	—	2,114,726
Pharmaceuticals, Biotechnology	533,156	—	—	533,156
Real Estate	1,185,722	2,802,052	—	3,987,774
Software & Services	1,823,364	—	—	1,823,364
Transportation	1,613,528	3,335,939	—	4,949,467
Utilities	—	11,067,534	—	11,067,534
Total	$8,658,366	$29,062,823	$—	$37,721,189

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $4,375,557. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 0.0%
3	Danang Rubber JSC #	$6
Banks: 14.8%
12,518,018	Bank for Foreign Trade of Vietnam JSC #	23,046,482
37,476,033	Saigon Thuong Tin Commercial JSB * #	17,314,594
3,277,289	Saigon Thuong Tin Commercial JSB * # §	1,514,167
23,583,621	Saigon-Hanoi Commercial Joint Stock Bank * #	6,876,794
		48,752,037
Capital Goods: 5.6%
10,146,543	Hoang Huy Investment Services JSC #	3,916,420
40,545,461	Tan Tao Investment Industry Corp. * #	8,737,068
12,818,597	Viet Nam Construction & Import-Export JSC #	5,869,854
		18,523,342
Consumer Durables & Apparel: 4.8%
319,954	Hansae Co. Ltd. (KRW) #	15,862,983
Consumer Services: 4.4%
34,623,896	Donaco International Ltd. (AUD) * † #	14,523,937
Diversified Financials: 10.0%
32,747,374	HAGL JSC * #	11,460,224
6	Ocean Group JSC * #	1
22,508,071	Saigon Securities, Inc. * #	21,311,067
		32,771,292
Energy: 11.5%
15,432,550	Petroleum Technical Services Corp. #	10,596,339
68	Petrovietnam Construction Co. *	8
7,214,687	PetroVietnam Drilling & Well Services JSC #	7,677,196
12,728,695	Petrovietnam Transportation Corp. * #	5,887,050
6,003,167	Soco International Plc (GBP) #	13,678,707
		37,839,300
Food, Beverage & Tobacco: 14.3%
7,957,810	Kinh Do Corp. #	8,392,747
7,844,780	Masan Group Corp. * #	25,179,749
10,333,070	Thanh Thanh Cong Tay Ninh JSC ‡ #	13,457,679
		47,030,175
Insurance: 5.3%
7,682,896	Bao Viet Holdings #	17,282,201
Materials: 9.3%
11,140,630	Hoa Phat Group JSC #	14,754,700
12,075,900	PetroVietnam Fertilizer & Chemical JSC #	15,648,953
		30,403,653
Real Estate: 15.4%
34,886,600	Amata VN PCL (NVDR) (THB) * #	8,946,332
28,557,412	FLC Group JSC ‡ * #	8,204,150
11,035,930	Kinh Bac City Development Share Holding Corp. * #	6,290,013
12,737,242	Vingroup JSC * #	26,969,624
		50,410,119
Transportation: 0.0%
6	Gemadept Corp. #	11
Utilities: 4.6%
10,220,480	PetroVietnam Nhon Trach 2 Power JSC #	15,220,183
Total Common Stocks (Cost: $355,585,901)		328,619,239
WARRANTS: 0.0% (Cost: $0)
Consumer Services: 0.0%
32	Minor International PCL Warrants (THB 36.36, expiring 11/03/17) #	4
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $355,585,901)		328,619,243

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6%
Repurchase Agreements: 0.6%
$857,260	Repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. , 0.31%, due 4/1/16, proceeds $857,267; (collateralized by various U.S. government and agency obligations, 0.00% to 1.50%, due 9/22/16 to 3/31/23, valued at $874,405 including accrued interest)	857,260
1,000,000	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,000,010; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,857,260)		1,857,260
Total Investments: 100.6% (Cost: $357,443,161)		330,476,503
Liabilities in excess of other assets: (0.6)%		(1,957,549)
NET ASSETS: 100.0%		$328,518,954

AUD	Australian Dollar
GBP	British Pound
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,730,801.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $328,619,235 which represents 100.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,514,167 which represents 0.5% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2016 is set forth below:

Affiliates	Value as of December 31, 2015	Purchases	Sales Proceeds	Realized Loss	Dividend Income	Value as of March 31, 2016
FLC Group JSC	$9,923,885	$943,530	$(787,156)	$(496,815)	$—	$8,204,150
Petrovietnam Transportation Corp.(a)	5,845,379	498,962	(516,571)	(1,903)	—	—
Thanh Thanh Cong Tay Ninh JSC(b)	—	13,456,753	(55,415)	(336,421)	—	13,457,679
	$15,769,264	$14,899,245	$(1,359,142)	$(835,139)	$—	$21,661,829

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	9.3%	$30,386,930
Consumer Staples	14.3	47,030,175
Energy	11.5	37,839,300
Financials	45.4	149,215,649
Industrials	5.6	18,523,353
Materials	9.3	30,403,653
Utilities	4.6	15,220,183
	100.0%	$328,619,243

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$6	$—	$6
Banks	—	48,752,037	—	48,752,037
Capital Goods	—	18,523,342	—	18,523,342
Consumer Durables & Apparel	—	15,862,983	—	15,862,983
Consumer Services	—	14,523,937	—	14,523,937
Diversified Financials	—	32,771,292	—	32,771,292
Energy	8	37,839,292	—	37,839,300
Food, Beverage & Tobacco	—	47,030,175	—	47,030,175
Insurance	—	17,282,201	—	17,282,201
Materials	—	30,403,653	—	30,403,653
Real Estate	—	50,410,119	—	50,410,119
Transportation	—	11	—	11
Utilities	—	15,220,183	—	15,220,183
Warrants
Consumer Services	—	4	—	4
Repurchase Agreements	—	1,857,260	—	1,857,260
Total	$8	$330,476,495	$—	$330,476,503

During the period ended March 31, 2016, transfers of securities from Level 1 to Level 2 were $37,351,908. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of March 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$85,754,691	$5,915,073	$(17,678,191)	$(11,763,118)
Brazil Small-Cap ETF	118,234,665	5,444,361	(44,322,317)	(38,877,956)
ChinaAMC CSI 300 ETF	71,743,301	8,268,821	(7,374,384)	894,437
ChinaAMC SME-ChiNext ETF	35,519,826	7,314,658	(3,338,204)	3,976,454
Egypt Index ETF	31,745,963	4,297,553	(9,976,919)	(5,679,366)
Gulf States Index ETF	7,184,255	1,653,991	(1,925,261)	(271,270)
India Small-Cap Index ETF	152,976,668	31,021,500	(33,486,788)	(2,465,288)
Indonesia Index ETF	144,438,041	4,963,520	(33,837,659)	(28,874,139)
Indonesia Small-Cap ETF	7,563,566	247,125	(2,036,850)	(1,789,725)
Israel ETF	59,140,207	3,566,157	(9,457,583)	(5,891,426)
Poland ETF	24,016,401	537,811	(6,198,025)	(5,660,214)
Russia ETF	2,430,917,180	34,423,129	(490,588,291)	(456,165,162)
Russia Small-Cap ETF	50,698,963	4,517,820	(17,495,594)	(12,977,774)
Vietnam ETF	397,193,423	37,475,964	(104,192,884)	(66,716,920)

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

Subsequent Events– Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will operate under the single global brand VanEck.  Accordingly, the Registrant and each Fund will be renamed as follows:

Current Registrant Name /Current Fund Name	New Registrant Name /New Fund Name, effective May 1, 2016
Market Vectors Africa Index ETF	VanEck Vectors Africa Index ETF
Market Vectors Brazil Small-Cap ETF	VanEck Vectors Brazil Small-Cap ETF
Market Vectors ChinaAMC A-Share ETF	VanEck Vectors ChinaAMC CSI 300 ETF
Market Vectors ChinaAMC SME-ChiNext ETF	VanEck Vectors ChinaAMC SME-ChiNext ETF
Market Vectors Egypt Index ETF	VanEck Vectors Egypt Index ETF
Market Vectors Gulf States Index ETF	VanEck Vectors Gulf States Index ETF
Market Vectors India Small-Cap Index ETF	VanEck Vectors India Small-Cap Index ETF
Market Vectors Indonesia Index ETF	VanEck Vectors Indonesia Index ETF
Market Vectors Indonesia Small-Cap ETF	VanEck Vectors Indonesia Small-Cap ETF
Market Vectors Israel ETF	VanEck Vectors Israel ETF
Market Vectors Poland ETF	VanEck Vectors Poland ETF
Market Vectors Russia ETF	VanEck Vectors Russia ETF
Market Vectors Russia Small-Cap ETF	VanEck Vectors Russia Small-Cap ETF
Market Vectors Vietnam ETF	VanEck Vectors Vietnam ETF

Additionally, effective May 1, 2016, ChinaAMC A-Share ETF changed its name to ChinaAMC CSI 300 ETF.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: May 27, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 27, 2016